UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Dory Black

c/o Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

(404)-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: August 1, 2015 through October 31, 2015

Item 1.	Schedule of Investments.

Angel Oak Flexible Income Fund

Schedule of Investments

October 31, 2015 (Unaudited)

	Principal
	Amount	Value
Asset-Backed Securities — 0.20%
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	$25,832	$19,617
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (b)	1,000,000	870,500

TOTAL ASSET-BACKED SECURITIES—(Cost $899,162)		890,117

Collateralized Debt Obligations — 3.98%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (b)	7,673,000	7,673,000
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)	3,725,000	3,725,000
Financial Institution Note Securitization Ltd., Series 2015-1 (b)(g)	6,045,000	6,045,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS—(Cost $17,443,000)		17,443,000

Collateralized Loan Obligations — 49.33%
ALM V Ltd., Series 2012-5A, Class CR, 4.214%, 10/18/2027 (a)(b)	4,000,000	3,922,400
ALM V Ltd., Series 2012-5A, Class DR, 6.314%, 10/18/2027 (a)(b)	5,000,000	4,666,500
ALM X Ltd., Series 2013-10A, Class C, 3.621%, 1/15/2025 (a)(b)	2,000,000	1,870,800
ALM X Ltd., Series 2013-10A, Class D, 4.921%, 1/15/2025 (a)(b)	3,000,000	2,539,800
ALM XII Ltd., Series 2015-12A, Class D, 5.817%, 4/16/2027 (a)(b)	6,000,000	5,236,200
Anchorage Capital CLO V Ltd., Series 2014-5A, Class E, 5.321%, 10/15/2026 (a)(b)	3,000,000	2,514,600
Anchorage Capital CLO VII Ltd., Series 2015-7A, Class D, 3.959%, 10/15/2027 (a)(b)	2,000,000	1,909,800
Apidos CLO XIV, Series 2013-14A, Class E, 4.721%, 4/15/2025 (a)(b)	3,000,000	2,601,300
Apidos CLO XXII, Series 2015-22A, Class D, 6.336%, 10/20/2027 (b)	3,000,000	2,665,500
Ares XXXII CLO Ltd., Series 2014-32A, Class C, 4.474%, 11/15/2025 (a)(b)	2,500,000	2,435,250
Ares XXXIII CLO Ltd., Series 2015-1X, Class C, 4.555%, 12/5/2025 (a)(f)	3,000,000	2,908,200
Ares XXXIII CLO Ltd., Series 2015-1A, Class C, 4.632%, 12/5/2026 (a)(b)(c)	4,000,000	3,877,600
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.562%, 12/5/2026 (a)(b)	5,000,000	4,524,000
Ares XXXIV CLO Ltd., Series 2015-2A, Class E2, 5.458%, 7/29/2026 (a)(b)	1,500,000	1,277,100
Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 7.346%, 10/15/2026 (a)(b)	3,000,000	2,938,500
Babson CLO Ltd., Series 2015-2A, Class E, 5.844%, 7/20/2027 (a)(b)	2,500,000	2,180,750
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class D, 5.867%, 4/18/2027 (a)(b)	2,750,000	2,295,425
BlueMountain CLO Ltd., Series 2014-3A, Class C, 3.871%, 10/15/2026 (a)(b)	5,000,000	4,701,000
BlueMountain CLO Ltd., Series 2015-1A, Class C, 4.023%, 4/13/2027 (a)(b)(c)	5,000,000	4,658,500
BlueMountain CLO Ltd., Series 2015-1A, Class D, 5.723%, 4/13/2027 (a)(b)	5,500,000	4,925,800
BlueMountain CLO Ltd., Series 2015-2A, Class E, 5.634%, 7/18/2027 (a)(b)	3,000,000	2,554,800
BlueMountain CLO Ltd., Series 2015-3A, Class D, 5.583%, 10/20/2027 (a)(b)	5,000,000	4,255,000
Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, 5.587%, 4/20/2027 (a)(b)	5,000,000	4,247,000
Cathedral Lake CLO Ltd., Series 2015-3A, Class D, 5.816%, 1/15/2026 (a)(b)(d)	2,000,000	2,000,000
Cent CLO XXIII Ltd., Series 2015-23A, Class C, 4.015%, 4/17/2026 (a)(b)	2,875,000	2,689,850
Cent CLO XXIV Ltd., Series 2015-24A, Class D2, 7.081%, 10/15/2026 (a)(b)	2,000,000	1,821,400
CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.082%, 12/5/2024 (a)(b)	2,500,000	2,352,500
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.294%, 1/29/2025 (a)(b)	250,000	232,825
Galaxy XI CLO Ltd., Series 2011-11A, Class F, 7.083%, 8/20/2022 (a)(b)	1,750,000	1,750,107
Gale Force IV CLO Ltd., Series 2007-4A, Class E, 6.733%, 8/20/2021 (a)(b)	3,950,000	4,006,880
Gallatin CLO IV Ltd., Series 2012-1A, Class D, 4.821%, 10/15/2023 (a)(b)	3,000,000	3,000,300
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class D, 4.021%, 4/18/2027 (a)(b)(c)	3,250,000	3,068,325
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class E, 5.871%, 4/18/2027 (a)(b)	5,100,000	4,467,600
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class F, 6.721%, 4/18/2027 (a)(b)	4,000,000	3,225,200
Great Lakes CLO Ltd., Series 2015-1A, Class D, 5.020%, 7/15/2026 (a)(b)	3,500,000	3,291,050
JFIN CLO Ltd., Series 2015-2A, Class D, 4.727%, 10/19/2026 (a)(b)	5,000,000	4,707,000
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class E, 7.665%, 10/17/2025 (a)(b)	3,000,000	2,861,700
KKR Financial CLO Corp., Series 2005-2A, Class E, 6.082%, 11/26/2017 (a)(b)	3,000,000	3,007,200
KKR Financial CLO Ltd., Series 2007-1A, Class E, 5.321%, 5/15/2021 (a)(b)	2,545,000	2,578,849
KVK CLO Ltd., Series 2015-1A, Class D, 4.000%, 5/20/2027 (a)(b)	3,000,000	2,775,900
LCM XVIII LP, Series 18A, Class E, 5.667%, 4/20/2027 (a)(b)	2,000,000	1,725,800
Magnetite XII Ltd., Series 2015-12A, Class E, 5.471%, 4/15/2027 (a)(b)	5,000,000	4,262,500
Magnetite XIV Ltd., Series 2015-14A, Class E, 5.565%, 7/18/2028 (a)(b)	2,900,000	2,443,250
Marine Park CLO Ltd., Series 2012-1A, Class DR, 5.734%, 10/12/2023 (a)(b)	1,250,000	1,183,625

MidOcean Credit CLO IV, Series 2015-4A, Class D, 4.221%, 4/15/2027 (a)(b)(c)	5,750,000	5,212,950
Muir Woods CLO Ltd., Series 2012-1A, Class D, 5.337%, 9/14/2023 (a)(b)	3,500,000	3,500,000
Oak Hill Credit Partners V Ltd., Series 2007-5A, Class C, 5.317%, 4/16/2021 (a)(b)	4,000,000	4,085,600
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 6.875%, 11/14/2026 (a)(b)	5,750,000	5,391,200
One Wall Street CLO II Ltd., Series 2007-2A, Class B, 0.820%, 4/22/2019 (a)(b)	500,000	495,200
One Wall Street CLO II Ltd., Series 2007-2A, Class C, 1.070%, 4/22/2019 (a)(b)	1,000,000	978,100
One Wall Street CLO II Ltd., Series 2007-2A, Class D, 1.770%, 4/22/2019 (a)(b)	1,450,000	1,424,480
OZLM Funding IV Ltd., Series 2013-4A, Class D, 4.970%, 7/22/2025 (a)(b)	2,500,000	2,186,750
OZLM Funding Ltd., Series 2012-1A, Class DR, 7.020%, 7/22/2027 (a)(b)	6,000,000	5,463,600
Regatta Funding Ltd., Series 2007-1X, Class A3L, 1.007%, 6/15/2020 (a)(f)	2,500,000	2,481,750
Regatta Funding Ltd., Series 2007-1X, Class B1L, 1.637%, 6/15/2020 (a)(f)	1,500,000	1,488,750
Shackleton I CLO Ltd., Series 2012-1A, Class D, 5.064%, 8/14/2023 (a)(b)	2,500,000	2,500,000
Sound Harbor Loan Fund Ltd., Series 2014-1X, Class D, 7.297%, 10/30/2026 (a)(f)	2,000,000	1,909,800
Sound Point CLO IV Ltd., Series 2013-3A, Class E, 4.792%, 1/21/2026 (a)(b)	11,500,000	9,524,300
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 5.734%, 7/15/2028 (a)(b)	2,000,000	1,776,400
Venture X CLO Ltd., Series 2012-10X, Class E, 6.317%, 7/20/2022 (a)(f)	500,000	482,000
Venture X CLO Ltd., Series 2012-10I, Class E, 6.317%, 7/20/2022 (a)	500,000	482,000
Venture XI CLO Ltd., Series 2012-11A, Class ER, 6.459%, 11/14/2022 (a)(b)	3,000,000	2,895,300
Venture XII CLO Ltd., Series 2012-12A, Class E, 5.625%, 2/28/2024 (a)(b)	4,100,000	3,765,030
Voya CLO Ltd., Series 2012-4A, Class C, 4.821%, 10/15/2023 (a)(b)	2,000,000	2,000,200
Voya CLO Ltd., Series 2015-1A, Class D, 5.915%, 4/18/2027 (a)(b)	2,000,000	1,756,600
Voya CLO Ltd., Series 2015-1A, Class E, 6.815%, 4/18/2027 (a)(b)	4,000,000	3,244,800
Wellfleet CLO Ltd., Series 2015-1A, Class D, 4.827%, 10/24/2027 (a)(b)	5,000,000	4,650,000
West CLO Ltd., Series 2014-2A, Class D, 5.367%, 1/16/2027 (a)(b)	7,250,000	6,074,050
York CLO I Ltd., Series 2014-1A, Class D, 4.420%, 1/22/2027 (a)(b)(c)	5,000,000	4,741,500
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class D, 4.280%, 7/16/2027 (a)(b)	4,750,000	4,354,325

TOTAL COLLATERALIZED LOAN OBLIGATIONS—(Cost $225,941,005)		216,022,371

Collateralized Mortgage Obligations — 26.27%
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 2.930%, 5/25/2046 (a)(e)	5,783,804	622,916
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.497%, 9/25/2045 (a)	11,718	9,633
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A1, 6.000%, 10/25/2036	3,344,340	2,875,464
CHL Mortgage Pass-Through Trust, Series 2006-13, Class 1A14, 6.250%, 9/25/2036	64,812	58,733
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.778%, 9/10/2058	5,000,000	5,207,500
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.619%, 5/25/2035 (a)	4,673	4,452
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	10,007	8,620
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A7, 6.000%, 1/25/2037	5,856	4,997
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.028%, 12/10/2049 (a)	15,000	14,388
Commercial Mortgage Trust, Series 2013-300P, Class A1, 4.353%, 8/10/2030 (b)	5,000,000	5,427,500
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.799%, 5/10/2047 (a)(b)	3,000,000	2,799,000
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.354%, 2/10/2048 (a)(b)	2,000,000	1,703,800
CountryWide Alternative Loan Trust, Series 2005-7CB, Class 2A2, 4.853%, 4/25/2035 (a)(e)	8,169,253	1,308,714
CountryWide Alternative Loan Trust, Series 2005-17, Class 1X3, 2.133%, 7/25/2035 (a)(e)	4,246,050	237,354
CountryWide Alternative Loan Trust, Series 2005-59, Class 2X, 2.301%, 11/20/2035 (a)(e)	9,568,009	720,471
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.352%, 11/20/2035 (a)(e)	7,821	719
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.202%, 12/20/2035 (a)(b)(e)	30,379	2,248
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 2.268%, 3/20/2046 (a)(e)	4,666,559	363,058
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1P, 2.625%, 5/20/2046 (a)(e)	5,661,622	485,767
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XBI, 2.442%, 8/25/2046 (a)(e)	5,205,767	564,305
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 1.804%, 3/25/2035 (a)(e)	874,673	51,606
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class B, 5.949%, 9/15/2039 (a)(b)	5,000,000	5,004,000
Credit Suisse Mortgage Trust, Series 2015-DEAL, Class E, 4.196%, 4/15/2029 (a)(b)	3,500,000	3,486,000
Credit Suisse Mortgage Trust, Series 2015-SAND, Class A, 1.496%, 8/15/2030 (a)(b)	5,000,000	4,998,000
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 0.397%, 11/25/2035 (a)	22,138	13,553
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A1A, 5.431%, 2/25/2036 (a)	25,454	21,847
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A2, 0.387%, 10/25/2036 (a)	34,182	19,846
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.510%, 3/19/2045 (a)(e)	3,532,213	309,775
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, 5.606%, 12/10/2049 (a)	4,000,000	4,160,000

Great Wolf Trust, Series 2015-WOLF, Class F, 5.196%, 5/15/2034 (a)(b)	5,000,000	4,914,500
HarborView Mortgage Loan Trust, Series 2005-15, Class X3B, 2.502%, 10/20/2045 (a)(e)	9,156,367	564,032
IMPAC CMB Trust, Series 2005-7, Class A2, 0.477%, 11/25/2035 (a)	4,729,732	3,917,637
IMPAC Secured Assets Trust, Series 2006-4, Class A2B, 0.367%, 1/25/2037 (a)	25,405	21,848
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A1, 0.327%, 10/25/2036 (a)	31,689	26,714
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class E, 4.146%, 1/15/2032 (a)(b)	5,000,000	4,970,500
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 6.009%, 2/15/2051 (a)	7,000,000	6,877,500
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.145%, 7/15/2040 (a)	5,241,000	5,164,481
Luminent Mortgage Trust, Series 2006-2, Class X, 2.301%, 2/25/2046 (a)(e)	43,583	2,968
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3AX, 0.399%, 9/25/2033 (a)(e)	6,859,809	120,733
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 6.000%, 12/25/2035 (a)	16,661	13,474
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AJ, 5.674%, 5/12/2039 (a)	5,000,000	5,017,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.732%, 8/15/2047	5,000,000	5,196,000
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class C, 5.761%, 10/15/2042 (a)	2,000,000	1,988,200
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (a)	2,000,000	1,812,000
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AJFX, 6.116%, 12/12/2049 (a)	5,000,000	4,788,000
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-WF1, Class A6, 5.840%, 6/25/2036 (a)	16,957	9,540
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A1A, 0.367%, 12/25/2036 (a)	6,164	4,674
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class A5, 5.500%, 6/25/2035	1,022,785	957,531
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	6,817	5,330
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	31,238	24,853
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	7,091	5,717
Residential Accredit Loans, Inc. Trust, Series 2007-QS2, Class A4, 6.250%, 1/25/2037	3,243,735	2,654,673
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A29, 6.000%, 4/25/2037	623,116	512,451
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2X, 1.000%, 7/25/2036 (e)	9,083,518	522,302
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 1X, 0.600%, 1/25/2037 (e)	23,923,882	741,640
Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5X1, 1.195%, 3/25/2046 (a)(e)	6,515,098	206,529
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AJ, 5.413%, 12/15/2043 (a)	5,000,000	5,053,500
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class B, 5.713%, 6/15/2049 (a)	5,000,000	4,853,500
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 5.952%, 2/15/2051 (a)	5,000,000	4,901,500
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.025%, 11/25/2036 (a)	4,160	3,681
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class X, 0.493%, 2/25/2046 (a)(e)	23,913,745	375,446
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR7, Class CXPP, 0.459%, 7/25/2046 (a)(e)	12,393,966	240,443
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11, Class 1XPP, 0.558%, 9/25/2046 (a)(e)	489,881	9,357
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11, Class 3XPP, 0.591%, 9/25/2046 (a)(e)	26,944,824	522,730
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-AR1, Class A1A, 0.457%, 12/25/2035 (a)	34,108	27,835
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR9, Class CX2P, 1.205%, 11/25/2046 (a)(e)	8,217,135	366,484
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA1, Class CX2P, 1.511%, 12/25/2046 (a)(e)	21,148,364	1,254,098
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA4, Class XPPP, 0.779%, 4/25/2047 (a)(e)	26,129,950	702,896
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 2.722%, 12/28/2037 (a)	32,391	27,791
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631%, 11/15/2047	5,000,000	5,168,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS—(Cost $115,216,122)		115,032,354

Corporate Obligations — 13.29%
Financials — 13.29%
Atlantic Capital Bancshares, Inc., 6.250%, 9/30/2025 (b)	10,500,000	10,552,500
Banc of California, Inc., 5.250%, 4/15/2025	1,000,000	980,041
Bank of America Corp., 6.250%, 9/29/2049 (a)	6,000	6,092
Cadence Financial Corp., 6.500%, 3/11/2025 (a)(b)	15,000,000	14,925,000
Citigroup, Inc., 5.900%, 12/29/2049 (a)	5,000	4,987
ConnectOne Bancorp, Inc., 5.750%, 7/1/2025 (a)(b)	3,000,000	3,015,000
EverBank Financial Corp., 5.750%, 7/2/2025	3,000,000	3,064,281
Fidelity Bank, 5.875%, 5/31/2030 (a)	2,500,000	2,512,500
First NBC Bank Holding Co., 5.750%, 2/18/2025	2,000,000	2,000,742
Goldman Sachs Capital II, 4.000%, 6/1/2043 (a)	7,500	5,419
Happy Bancshares, Inc., 5.875%, 8/1/2025 (a)	10,000,000	10,050,000
Midland States Bancorp, Inc., 6.500%, 6/18/2025	5,000,000	5,025,000
Noah Bank, 9.000%, 4/17/2025 (g)	1,000,000	1,005,000

Plaza Bancorp., 7.125%, 6/26/2025 (b)(g)	5,000,000	5,025,000
Wachovia Capital Trust III, 5.570%, 3/15/2042 (a)	8,000	7,866

TOTAL CORPORATE OBLIGATIONS—(Cost $58,022,075)		58,179,428

Mortgage Backed Securities-U.S. Government Agency Issues — 5.35%
Federal Home Loan Mortgage Corp., Series 2015-KF08, Class B, 5.047%, 2/25/2022 (a)(b)	1,969,239	1,948,562
Federal Home Loan Mortgage Corp., Series K048, Class A2, 3.284%, 6/25/2025	5,000,000	5,209,500
Federal Home Loan Mortgage Corp., Series K049, Class A2, 3.010%, 7/25/2025	5,000,000	5,080,500
Federal Home Loan Mortgage Corp., Series 4361, Class AI, 3.500%, 9/15/2041 (e)	892,537	139,861
Federal Home Loan Mortgage Corp., Series 4417, Class KI, 1.000%, 12/15/2043 (a)(e)	3,277,387	124,213
Federal Home Loan Mortgage Corp., Series 4417, Class LS, 1.000%, 11/15/2044 (a)(e)	1,671,023	43,280
Federal Home Loan Mortgage Corp., Series 2015-K48, Class B, 3.635%, 8/25/2048 (b)	5,000,000	4,599,281
Federal National Mortgage Association, Series 2013-M11, Class SA, 6.473%, 1/25/2018 (a)(e)	2,225,716	90,142
Federal National Mortgage Association, Series 2014-C02, Class 2M2, 2.797%, 5/25/2024 (a)	50,000	44,610
Federal National Mortgage Association, Series 2015-M13, Class A2, 2.801%, 6/25/2025	5,000,000	5,009,000
Federal National Mortgage Association, Series 2014-85, Class OI, 3.500%, 12/25/2044 (e)	1,274,712	202,424
Government National Mortgage Association, Series 2010-127, Class NI, 4.000%, 2/20/2039 (e)	1,767,470	191,770
Government National Mortgage Association, Series 2012-47, Class PI, 3.500%, 12/20/2039 (e)	1,044,842	101,872
Government National Mortgage Association, Series 2014-57, Class IY, 3.500%, 2/20/2041 (e)	1,446,932	147,876
Government National Mortgage Association, Series 2012-50, Class IO, 4.000%, 4/20/2042 (e)	2,667,877	502,628

TOTAL MORTGAGE BACKED SECURITIES-U.S. GOVERNMENT AGENCY ISSUES—(Cost $23,565,294)		23,435,519

Short Term Investments — 2.78%
Money Market Funds — 2.78%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.12% (a)(h)	12,179,000	12,179,000

TOTAL SHORT TERM INVESTMENTS—(Cost $12,179,000)		12,179,000

TOTAL INVESTMENTS — 101.20% (Cost $453,265,658)		443,181,789

Liabilities in Excess of Other Assets — (1.20%)		(5,243,165)

NET ASSETS — 100.00%		$437,938,624

(a)	Variable or Floating Rate Security. Rate disclosed as of October 31, 2015.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees. At October 31, 2015, the value of these securities amounted to $297,954,262 or 68.04% of net assets.
(c)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2015, the value of the securities pledged amounted to $21,558,875.
(d)	Security purchased on a when-issued basis. At October 31, 2015, the value of these securitites amounted to $2,000,000 or 0.46% of net assets.
(e)	Interest Only Security.
(f)	Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At October 31, 2015, the value of these securities amounted to $9,270,500 or 2.12% of net assets.
(g)	Illiquid security. At October 31, 2015, the value of these securities amounted to $12,075,000 or 2.76% of net assets.
(h)	Rate disclosed is the seven day yield as of October 31, 2015.

The cost basis of investments for federal income tax purposes at October 31, 2015 was as follows*:

Cost of investments	$453,265,658

Gross unrealized appreciation	1,253,055
Gross unrealized depreciation	(11,336,924)

Net unrealized appreciation	$(10,083,869)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Angel Oak Flexible Income Fund

Schedule of Open Futures Contracts

October 31, 2015 (Unaudited)

	Expiration	Number of	Notional	Unrealized Appreciation
Futures Contracts	Month	Contracts	Value	(Depreciation)
5 Year ERIS Aged Standard Swap Future	December 2019	1	$94,678	$(3,041)
5 Year ERIS Aged Standard Swap Future	June 2020	116	11,098,602	(193,642)
5 Year ERIS Aged Standard Swap Future	September 2020	105	10,099,793	(193,068)
7 Year ERIS Aged Standard Swap Future	December 2022	70	6,813,422	28,042
10 Year ERIS Aged Standard Swap Future	September 2023	47	4,268,329	(94,103)
10 Year ERIS Aged Standard Swap Future	June 2024	60	5,136,054	(180,726)
10 Year ERIS Aged Standard Swap Future	September 2024	(89)	(7,677,007)	404,717
10 Year ERIS Aged Standard Swap Future	December 2024	59	5,266,877	(113,767)
10 Year ERIS Aged Standard Swap Future	March 2025	28	2,517,942	(65,019)
10 Year ERIS Aged Standard Swap Future	June 2025	52	4,830,966	(115,591)
10 Year ERIS Aged Standard Swap Future	September 2025	132	12,347,570	(244,556)
10 Year ERIS Aged Standard Swap Future	December 2025	84	8,104,471	59,035

				$(711,719)

Angel Oak Flexible Income Fund

Schedule of Open Reverse Repurchase Agreements

October 31, 2015 (Unaudited)

	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Value
RBC Capital Markets	1.582%	09/29/2015	01/05/2016	$2,322,961	$2,313,000
RBC Capital Markets	1.626%	09/29/2015	01/05/2016	$2,935,939	$2,923,000
RBC Capital Markets	1.626%	09/29/2015	01/05/2016	$3,536,586	$3,521,000
RBC Capital Markets	1.626%	09/29/2015	01/05/2016	$4,059,892	$4,042,000
RBC Capital Markets	1.676%	09/29/2015	01/05/2016	$3,812,793	$3,612,000

					$16,411,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in the amount equal to at least 100% of the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

October 31, 2015 (Unaudited)

	Principal
	Amount	Value
Asset-Backed Securities — 8.98%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE2, Class A2C, 0.357%, 5/25/2036 (a)	$4,138,993	$3,758,619
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2C, 0.337%, 7/25/2036 (a)	7,763,834	5,683,127
Business Loan Express Business Loan Trust, Series 2007-AA, Class A, 0.594%, 10/20/2040 (a)(b)	9,990,429	8,748,918
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041 (b)	6,707,216	6,803,800
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A5, 0.257%, 3/25/2036 (a)	5,991,228	4,595,272
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A2, 0.307%, 3/25/2036 (a)	4,168,013	3,169,774
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV3, 0.347%, 5/25/2036 (a)	18,998,677	14,385,798
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2, 5.721%, 1/25/2037 (a)	15,622,622	8,587,755
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF3, 5.737%, 1/25/2037 (a)	10,610,311	5,676,516
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF6, 5.835%, 1/25/2037 (a)	12,737,535	7,080,796
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4, 5.910%, 1/25/2037 (a)	2,122,062	1,179,230
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1B, 6.004%, 1/25/2037 (a)	8,043,122	4,469,563
Domino’s Pizza Master Issuer LLC, Series 2015-1, Class A2II, 4.474%, 10/25/2045 (b)	10,000,000	9,984,000
Fieldstone Mortgage Investment Corp., Series 2006-1, Class A2, 0.387%, 5/25/2036 (a)	11,553,135	7,789,123
Fieldstone Mortgage Investment Corp., Series 2007-1, Class 2A3, 0.537%, 4/25/2037 (a)	15,417,594	10,286,619
Fremont Home Loan Trust, Series 2006-C, Class 2A2, 0.347%, 10/25/2036 (a)	38,381,425	19,313,533
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 0.447%, 12/25/2035 (a)	1,038,176	787,456
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 0.547%, 12/25/2035 (a)	689,175	578,631
GSAA Home Equity Trust, Series 2006-1, Class A1, 0.287%, 1/25/2036 (a)	1,949,202	1,137,555
GSAA Home Equity Trust, Series 2006-1, Class A2, 0.417%, 1/25/2036 (a)	26,911,561	16,249,200
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 0.447%, 1/25/2036 (a)	5,028,171	3,293,955
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (a)	3,329,659	1,884,254
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 0.377%, 1/25/2037 (a)	19,827,169	11,178,558
GSAA Home Equity Trust, Series 2007-4, Class A3A, 0.497%, 3/25/2037 (a)©	62,933,952	38,119,095
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 3/25/2047 (a)	8,366,267	5,618,785
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 0.317%, 4/25/2047 (a)	7,872,231	6,121,447
GSAA Home Equity Trust, Series 2007-6, Class A4, 0.497%, 5/25/2047 (a)	24,941,846	18,738,809
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (b)	9,800,000	9,600,080
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A2, 0.317%, 4/25/2037 (a)	4,572,823	2,986,511
JGWPT XXVII LLC, Series 2012-3A, Class B, 6.170%, 9/15/2067 (b)	1,000,000	1,146,100
JGWPT XXX LLC, Series 2013-3A, Class A, 4.080%, 1/17/2073 (b)	4,470,570	4,681,580
JGWPT XXXI LLC, Series 2014-1A, Class B, 4.940%, 3/16/2065 (b)	1,500,000	1,553,400
JGWPT XXXII LLC, Series 2014-2A, Class A, 3.610%, 1/17/2073 (b)	5,799,994	5,851,034
JGWPT XXXIII LLC, Series 2014-3A, Class A, 3.500%, 6/15/2077 (b)	9,662,212	9,613,901
Lehman XS Trust, Series 2007-2N, Class 3AX, 2.000%, 2/25/2037 (a)(d)	61,514,002	6,935,341
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (a)(d)	64,408,825	1,191,563
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A3, 0.447%, 11/25/2035 (a)	28,152,908	18,350,065
MASTR Asset Backed Securities Trust, Series 2006-NC3, Class A3, 0.297%, 10/25/2036 (a)	30,608,466	18,276,315
MASTR Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.357%, 10/25/2036 (a)	9,445,113	5,761,519
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1, Class A2B, 0.297%, 11/25/2036 (a)	2,910,762	1,738,889
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1, Class A2C, 0.347%, 11/25/2036 (a)	16,474,596	9,591,510
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (a)	17,564,471	10,132,943
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (a)	6,774,415	3,984,711
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (a)	16,849,816	9,718,974
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (a)	1,288,226	875,993
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	10,970,990	8,331,370
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 2/25/2047 (a)	1,405,137	1,048,513
Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, 0.387%, 4/25/2037 (a)	17,673,748	14,750,510
Nomura Home Equity Loan Trust, Series 2006-HE3, Class 2A3, 0.347%, 7/25/2036 (a)	12,045,531	10,395,294
Option One Mortgage Loan Trust, Series 2007-3, Class 2A3, 0.437%, 4/25/2037 (a)	4,258,778	2,553,989
Ownit Mortgage Loan Trust, Series 2006-1, Class AF2, 5.290%, 10/25/2035 (a)	13,924,844	8,800,501
Securitized Asset Backed Receivables LLC Trust, Series 2006-HE2, Class A2B, 0.297%, 7/25/2036 (a)	34,562,423	19,427,538

SolarCity LMC LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (b)	2,084,738	2,171,255
Soundview Home Loan Trust, Series 2007-OPT1, Class X, 0.049%, 6/25/2037 (a)(d)	648,247,958	1,944,744
Specialty Underwriting & Residential Finance Trust, Series 2006-BC5, Class A2C, 0.297%, 11/25/2037 (a)	4,353,408	3,135,760
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (b)	227,000	197,604
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (b)	6,253,128	6,560,782

TOTAL ASSET-BACKED SECURITIES—(Cost $448,466,048)		426,528,477

Collateralized Debt Obligations — 0.62%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (b)	12,927,000	12,927,000
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)	6,275,000	6,275,000
Financial Institution Note Securitization Ltd., Series 2015-1 (b)(g)	10,185,000	10,185,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS—(Cost $29,387,000)		29,387,000

Collateralized Loan Obligations — 16.77%
Acis CLO Ltd., Series 2013-1A, Class E, 5.915%, 4/18/2024 (a)(b)	12,000,000	10,106,400
Adams Mill CLO Ltd., Series 2014-1A, Class E1, 5.321%, 7/15/2026 (a)(b)	3,000,000	2,493,600
ALM VII Ltd., Series 2013-7R2A, Class D, 5.320%, 4/24/2024 (a)(b)	3,000,000	2,826,600
ALM X Ltd., Series 2013-10A, Class C, 3.621%, 1/15/2025 (a)(b)	3,000,000	2,806,200
ALM X Ltd., Series 2013-10A, Class D, 4.921%, 1/15/2025 (a)(b)	6,000,000	5,079,600
ALM XIV Ltd., Series 2014-14A, Class D, 5.144%, 7/28/2026 (a)(b)	7,500,000	6,309,000
ALM XVI Ltd., Series 2015-16A, Class D, 5.608%, 7/15/2027 (a)(b)	1,250,000	1,074,500
AMMC CLO IX Ltd., Series 2011-9A, Class E, 7.771%, 1/15/2022 (a)(b)	1,000,000	1,003,400
AMMC CLO XV Ltd., Series 2014-15A, Class D, 4.481%, 12/9/2026 (a)(b)(e)	3,000,000	2,900,700
Anchorage Capital CLO V Ltd., Series 2014-5A, Class E, 5.321%, 10/15/2026 (a)(b)	3,000,000	2,514,600
Anchorage Capital CLO VII Ltd., Series 2015-7A, Class D, 3.959%, 10/15/2027 (a)(b)	2,000,000	1,909,800
Apidos CLO XIV, Series 2013-14A, Class E, 4.721%, 4/15/2025 (a)(b)	3,000,000	2,601,300
Ares XXVII CLO Ltd., Series 2013-2A, Class E, 5.173%, 7/28/2025 (a)(b)	5,500,000	4,755,850
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.562%, 12/5/2026 (a)(b)	6,000,000	5,428,800
Ares XXXVII CLO Ltd., Series 2015-4A, Class C, 4.576%, 10/15/2026 (a)(b)	7,500,000	7,356,000
Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 7.346%, 10/15/2026 (a)(b)	3,000,000	2,938,500
Arrowpoint CLO Ltd., Series 2013-1A, Class C, 4.032%, 4/25/2024 (a)(b)	10,000,000	9,642,000
Arrowpoint CLO Ltd., Series 2014-2A, Class E, 5.056%, 3/12/2026 (a)(b)(e)	6,000,000	4,858,200
Arrowpoint CLO Ltd., Series 2014-3A, Class D, 5.421%, 10/15/2026 (a)(b)(e)	11,000,000	10,776,700
Arrowpoint CLO Ltd., Series 2014-3A, Class E, 7.671%, 10/15/2026 (a)(b)	3,600,000	3,425,760
Arrowpoint CLO Ltd., Series 2015-4A, Class D, 4.815%, 4/18/2027 (a)(b)(e)	10,375,000	10,062,712
Arrowpoint CLO Ltd., Series 2015-4A, Class E, 7.215%, 4/18/2027 (a)(b)	9,000,000	8,247,600
Babson CLO Ltd., Series 2013-IIA, Class C, 3.565%, 1/18/2025 (a)(b)	4,500,000	4,251,600
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class C, 4.017%, 4/18/2027 (a)(b)	8,250,000	7,470,375
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class D, 5.867%, 4/18/2027 (a)(b)	3,000,000	2,504,100
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 1.714%, 7/18/2027 (a)(b)	20,000,000	19,704,000
BlueMountain CLO Ltd., Series 2015-2A, Class E, 5.634%, 7/18/2027 (a)(b)	3,000,000	2,554,800
BlueMountain CLO Ltd., Series 2015-3A, Class D, 5.583%, 10/20/2027 (a)(b)	5,000,000	4,255,000
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.715%, 4/17/2025 (a)(b)	5,500,000	4,558,400
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.621%, 1/15/2024 (a)(b)(e)	3,000,000	2,950,800
Carlyle Global Market Strategies CLO Ltd., Series 2012-1A, Class F, 7.567%, 4/20/2022 (a)(b)	5,000,000	4,581,500
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 5.787%, 1/20/2025 (a)(b)	2,850,000	2,710,635
Catamaran CLO Ltd., Series 2012-1A, Class D, 4.845%, 12/20/2023 (a)(b)	8,750,000	8,750,000
Cathedral Lake CLO Ltd., Series 2015-3A, Class D, 5.816%, 1/15/2026 (a)(b)(f)	5,000,000	5,000,000
Cent CLO XXIII Ltd., Series 2015-23A, Class C, 4.015%, 4/17/2026 (a)(b)	2,875,000	2,689,850
Cent CLO XXIV Ltd., Series 2015-24A, Class D2, 7.081%, 10/15/2026 (a)(b)	8,000,000	7,285,600
CIFC Funding Ltd., Series 2012-2A, Class B3L, 7.332%, 12/5/2024 (a)(b)	2,000,000	1,753,600
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.294%, 1/29/2025 (a)(b)(e)	9,750,000	9,080,175
CIFC Funding Ltd., Series 2012-3A, Class B3L, 7.194%, 1/29/2025 (a)(b)	1,000,000	871,200
CIFC Funding Ltd., Series 2013-1A, Class E, 6.442%, 4/16/2025 (a)(b)	4,800,000	3,920,160
CIFC Funding Ltd., Series 2015-2A, Class A, 1.771%, 4/15/2027 (a)(b)	5,000,000	4,942,000
CIFC Funding Ltd., Series 2015-2A, Class D, 3.971%, 4/15/2027 (a)(b)	9,300,000	8,549,490
CIFC Funding Ltd., Series 2015-2A, Class E, 5.821%, 4/15/2027 (a)(b)	3,000,000	2,553,600
ColumbusNova CLO Ltd., Series 2007-2A, Class D, 4.821%, 10/15/2021 (a)(b)	3,440,000	3,480,936
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.333%, 11/21/2022 (a)(b)(e)	5,000,000	5,001,500
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 6.833%, 11/21/2022 (a)(b)	6,625,000	6,622,350
Crown Point CLO Ltd., Series 2013-2A, Class B1L, 3.871%, 12/31/2023 (a)(b)	4,000,000	3,652,800
Cutwater Ltd., Series 2014-2A, Class C, 4.721%, 1/15/2027 (a)(b)	4,000,000	3,760,800
Cutwater Ltd., Series 2014-2A, Class D, 6.171%, 1/15/2027 (a)(b)	2,000,000	1,653,000
Doral CLO I Ltd., Series 2012-3A, Class C, 4.674%, 12/19/2022 (a)(b)(e)	13,000,000	13,000,000

Doral CLO II Ltd., Series 2012-2A, Class C, 4.832%, 5/26/2023 (a)(b)	8,500,000	8,508,500
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.221%, 8/15/2025 (a)(b)	9,000,000	7,566,300
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class E, 4.567%, 4/18/2026 (a)(b)	2,500,000	2,033,000
Dryden XXXVI Senior Loan Fund, Series 2014-36A, Class D, 4.061%, 11/9/2025 (a)(b)	7,000,000	6,643,700
Emerson Park CLO Ltd., Series 2013-1A, Class E, 5.171%, 7/15/2025 (a)(b)	3,000,000	2,676,900
Finn Square CLO Ltd., Series 2012-1A, Class D, 5.377%, 12/24/2023 (a)(b)	4,600,000	4,214,520
Fortress Credit BSL II Ltd., Series 2013-2A, Class D, 4.165%, 10/19/2025 (a)(b)	7,750,000	7,050,175
Galaxy XI CLO Ltd., Series 2011-11A, Class F, 7.083%, 8/20/2022 (a)(b)	5,250,000	5,250,321
Galaxy XX CLO Ltd., Series 2015-20A, Class E, 5.776%, 7/20/2027 (a)(b)	3,000,000	2,593,800
Goldentree Loan Opportunities Ltd., Series 2015-10A, Class E2, 5.482%, 7/20/2027 (a)(b)	2,500,000	2,103,250
GSC Group CDO Fund VIII Ltd., Series 2007-8A, Class C, 1.790%, 4/17/2021 (a)(b)	3,000,000	2,937,000
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class E, 5.745%, 12/20/2024 (a)(b)	3,000,000	2,718,300
Hildene CLO III Ltd., Series 2014-3A, Class E, 5.567%, 10/20/2026 (a)(b)	2,000,000	1,688,000
ING Investment Management CLO Ltd., Series 2012-1A, Class DR, 5.536%, 3/14/2022 (a)(b)	2,000,000	1,956,800
ING Investment Management CLO Ltd., Series 2012-1A, Class ER, 6.836%, 3/14/2022 (a)(b)	2,000,000	1,882,600
JFIN CLO Ltd., Series 2015-2A, Class D, 4.727%, 10/19/2026 (a)(b)	10,000,000	9,414,000
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 4.067%, 1/20/2021 (a)(b)	8,010,000	7,854,606
JFIN Revolver CLO Ltd., Series 2014-2A, Class C, 3.083%, 2/20/2022 (a)(b)	5,000,000	4,890,000
JFIN Revolver CLO Ltd., Series 2015-3A, Class C, 2.557%, 4/20/2023 (a)(b)(e)	19,000,000	18,097,500
JFIN Revolver CLO Ltd., Series 2015-3A, Class D, 3.617%, 4/20/2023 (a)(b)(e)	11,000,000	10,128,800
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.171%, 4/30/2023 (a)(b)	4,000,000	3,724,400
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class E, 5.571%, 4/30/2023 (a)(b)(e)	8,200,000	7,100,380
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class D, 5.415%, 10/17/2025 (a)(b)	9,300,000	9,195,840
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class E, 7.665%, 10/17/2025 (a)(b)	7,650,000	7,297,335
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.567%, 7/20/2024 (a)(b)	2,500,000	2,397,250
KKR Financial CLO Corp., Series 2005-2A, Class E, 6.082%, 11/26/2017 (a)(b)	9,000,000	9,021,600
KKR Financial CLO Ltd., Series 2007-1A, Class E, 5.321%, 5/15/2021 (a)(b)	7,635,000	7,736,546
KVK CLO Ltd., Series 2015-1A, Class D, 4.000%, 5/20/2027 (a)(b)	7,600,000	7,032,280
LCM XVI LP, Series 16A, Class E, 4.921%, 7/15/2026 (a)(b)	6,600,000	5,480,640
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.571%, 1/15/2024 (a)(b)	9,000,000	8,558,100
Madison Park Funding XV Ltd., Series 2014-15A, Class D, 5.745%, 1/27/2026 (a)(b)	5,000,000	4,365,500
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, 4.002%, 4/20/2026 (a)(b)	3,000,000	2,849,100
Madison Park Funding XVIII Ltd., Series 2015-18A, Class D1, 3.811%, 10/21/2027 (a)(b)	4,000,000	3,708,000
Magnetite XI Ltd., Series 2014-11A, Class D, 5.467%, 1/18/2027 (a)(b)	5,000,000	4,276,000
Magnetite XIV Ltd., Series 2015-14A, Class E, 5.565%, 7/18/2028 (a)(b)	2,900,000	2,443,250
Marine Park CLO Ltd., Series 2012-1A, Class DR, 5.734%, 10/12/2023 (a)(b)	1,250,000	1,183,625
MidOcean Credit CLO IV, Series 2015-4A, Class D, 4.221%, 4/15/2027 (a)(b)	5,000,000	4,533,000
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class D, 4.229%, 5/22/2027 (a)(b)(e)	11,000,000	9,922,000
Muir Woods CLO Ltd., Series 2012-1A, Class D, 5.337%, 9/14/2023 (a)(b)	3,500,000	3,500,000
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 4.816%, 1/23/2024 (a)(b)	5,050,000	5,050,000
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class D, 5.525%, 11/14/2025 (a)(b)	3,000,000	2,528,100
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.074%, 6/2/2025 (a)(b)	4,000,000	3,428,000
NewStar Clarendon Fund CLO LLC, Series 2014-1A, Class D, 4.670%, 1/25/2027 (a)(b)	7,465,000	7,002,170
Ocean Trails CLO IV, Series 2013-4A, Class A, 1.614%, 8/13/2025 (a)(b)(c)	25,000,000	24,662,500
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.314%, 8/13/2025 (a)(b)	4,000,000	3,753,600
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class E, 6.821%, 1/15/2024 (a)(b)	6,300,000	5,389,650
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 6.875%, 11/14/2026 (a)(b)	8,500,000	7,969,600
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class D1, 4.220%, 11/22/2025 (a)(b)	4,250,000	4,061,725
OFSI Fund VI Ltd., Series 2014-6A, Class D, 5.171%, 3/20/2025 (a)(b)	8,000,000	6,336,000
OFSI Fund VII Ltd., Series 2014-7A, Class D, 5.317%, 10/18/2026 (a)(b)(e)	10,600,000	10,358,320
OFSI Fund VII Ltd., Series 2014-7A, Class E, 7.567%, 10/18/2026 (a)(b)	7,000,000	6,710,200
One Wall Street CLO II Ltd., Series 2007-2A, Class B, 0.820%, 4/22/2019 (a)(b)	1,500,000	1,485,600
One Wall Street CLO II Ltd., Series 2007-2A, Class C, 1.070%, 4/22/2019 (a)(b)	3,000,000	2,934,300
One Wall Street CLO II Ltd., Series 2007-2A, Class D, 1.770%, 4/22/2019 (a)(b)	4,350,000	4,273,440
OZLM Funding IV Ltd., Series 2013-4A, Class D, 4.970%, 7/22/2025 (a)(b)	2,500,000	2,186,750

OZLM Funding Ltd., Series 2012-1A, Class DR, 7.020%, 7/22/2027 (a)(b)	3,100,000	2,822,860
OZLM IX Ltd., Series 2014-9A, Class C, 3.887%, 1/20/2027 (a)(b)	5,000,000	4,677,000
OZLM IX Ltd., Series 2014-9A, Class D, 5.437%, 1/20/2027 (a)(b)(e)	5,000,000	4,177,000
Portola CLO Ltd., Series 2007-1A, Class E, 6.721%, 11/15/2021 (a)(b)	2,747,252	2,748,077
Regatta Funding Ltd., Series 2007-1X, Class A3L, 1.007%, 6/15/2020 (a)(h)	7,500,000	7,445,250
Regatta Funding Ltd., Series 2007-1X, Class B1L, 1.637%, 6/15/2020 (a)(h)	4,500,000	4,466,250
Regatta V Funding Ltd., Series 2014-1A, Class D, 5.220%, 10/25/2026 (a)(b)(e)	5,000,000	4,240,000
Saranac CLO I Ltd., Series 2013-1A, Class D, 3.870%, 10/26/2024 (a)(b)	4,000,000	3,706,000
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class D, 3.817%, 10/20/2023 (a)(b)	8,000,000	7,490,400
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class E, 4.817%, 10/20/2023 (a)(b)(e)	13,100,000	11,026,270
Seneca Park CLO Ltd., Series 2014-1A, Class D, 3.815%, 7/17/2026 (a)(b)	3,000,000	2,824,200
Shackleton I CLO Ltd., Series 2012-1A, Class D, 5.064%, 8/14/2023 (a)(b)	8,500,000	8,500,000
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class C, 4.934%, 10/30/2026 (a)(b)(e)	11,700,000	11,558,430
Sound Point CLO II Ltd., Series 2013-1A, Class B2L, 4.820%, 4/26/2025 (a)(b)	5,000,000	4,262,500
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 3.792%, 1/21/2026 (a)(b)	6,000,000	5,638,800
Steele Creek CLO Ltd., Series 2014-1A, Class D, 3.733%, 8/21/2026 (a)(b)	3,212,000	2,943,477
Steele Creek CLO Ltd., Series 2014-1A, Class E2, 7.283%, 8/21/2026 (a)(b)	2,000,000	1,864,000
Steele Creek CLO Ltd., Series 2014-1X, Class E2, 7.283%, 8/21/2026 (a)(h)	500,000	466,000
Steele Creek CLO Ltd., Series 2015-1A, Class D, 4.261%, 2/21/2027 (a)(b)	3,000,000	2,801,100
Symphony CLO XII Ltd., Series 2013-12A, Class E, 5.221%, 10/15/2025 (a)(b)	2,000,000	1,731,400
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 5.734%, 7/15/2028 (a)(b)	3,000,000	2,664,600
THL Credit Wind River CLO Ltd., Series 2014-1A, Class E, 5.265%, 4/18/2026 (a)(b)(e)	5,000,000	4,163,500
TICC CLO LLC, Series 2012-1A, Class D1, 6.079%, 8/25/2023 (a)(b)	7,000,000	7,004,200
Tralee CLO III Ltd., Series 2014-3A, Class E, 7.317%, 7/20/2026 (a)(b)(e)	5,790,000	5,414,229
Trinitas CLO III Ltd., Series 2015-3A, Class D1, 4.471%, 7/15/2027 (a)(b)(e)	15,250,000	14,057,450
Tuolumne Grove CLO Ltd., Series 2014-1A, Class E, 5.070%, 4/25/2026 (a)(b)	8,000,000	6,415,200
Venture X CLO Ltd., Series 2012-10X, Class E, 6.317%, 7/20/2022 (a)(h)	3,000,000	2,892,000
Venture XII CLO Ltd., Series 2012-12A, Class E, 5.625%, 2/28/2024 (a)(b)(e)	14,100,000	12,948,030
Vibrant CLO II Ltd., Series 2013-2A, Class C, 3.920%, 7/24/2024 (a)(b)	3,000,000	2,815,500
Vibrant CLO II Ltd., Series 2013-2A, Class D, 5.220%, 7/24/2024 (a)(b)	3,200,000	2,726,080
Voya CLO Ltd., Series 2012-3A, Class ER, 6.321%, 10/15/2022 (a)(b)	5,000,000	4,820,000
Voya CLO Ltd., Series 2012-4A, Class C, 4.821%, 10/15/2023 (a)(b)	3,000,000	3,000,300
Voya CLO Ltd., Series 2014-1A, Class D, 5.215%, 4/18/2026 (a)(b)	9,500,000	7,589,550
Voya CLO Ltd., Series 2014-3A, Class D, 5.320%, 7/25/2026 (a)(b)	7,000,000	5,901,700
Voya CLO Ltd., Series 2015-1A, Class D, 5.915%, 4/18/2027 (a)(b)	2,000,000	1,756,600
Voya CLO Ltd., Series 2015-1A, Class E, 6.815%, 4/18/2027 (a)(b)	3,000,000	2,433,600
Washington Mill CLO Ltd., Series 2014-1A, Class D, 3.767%, 4/20/2026 (a)(b)	5,000,000	4,544,500
Washington Mill CLO Ltd., Series 2014-1A, Class E, 5.167%, 4/20/2026 (a)(b)	5,000,000	4,069,000
Wellfleet CLO Ltd., Series 2015-1A, Class D, 4.827%, 10/24/2027 (a)(b)(e)	14,250,000	13,252,500
West CLO Ltd., Series 2012-1A, Class D, 6.674%, 10/30/2023 (a)(b)(e)	5,000,000	4,826,000
Wind River CLO Ltd., Series 2012-1A, Class D, 5.321%, 1/15/2024 (a)(b)	4,000,000	4,004,800
Wind River CLO Ltd., Series 2012-1A, Class E, 5.571%, 1/15/2024 (a)(b)	5,000,000	4,722,000
York CLO I Ltd., Series 2014-1A, Class D, 4.420%, 1/22/2027 (a)(b)	3,000,000	2,844,900
Zais CLO III Ltd., Series 2015-3A, Class C, 4.121%, 7/15/2027 (a)(b)	7,000,000	6,384,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS—(Cost $828,978,914)		796,528,219

Collateralized Mortgage Obligations — 72.18%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.563%, 7/25/2035 (a)	1,707,703	1,569,721
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 2.811%, 11/25/2035 (a)	10,433,753	8,894,774
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 2.811%, 11/25/2035 (a)(c)	15,042,386	12,954,503
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A12, 2.650%, 1/25/2036 (a)	874	0
Adjustable Rate Mortgage Trust, Series 2005-11, Class 4A1, 2.751%, 2/25/2036 (a)(e)	19,438,377	14,277,488
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A2, 0.317%, 8/25/2036 (a)	15,894,303	9,854,468
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 5.164%, 6/25/2037 (a)	6,785,306	5,988,711
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 2.930%, 5/25/2046 (a)(d)	76,555,698	8,245,049
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 0.922%, 2/25/2047 (a)(e)	51,588,217	32,464,465
American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.314%, 10/25/2034 (a)	2,671,130	2,552,799
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.408%, 9/25/2035 (a)(e)	45,757,793	37,063,812

American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.497%, 9/25/2045 (a)	19,491,026	16,023,573
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 1.767%, 9/25/2045 (a)	1,337,769	1,123,860
American Home Mortgage Investment Trust, Series 2005-4, Class 3A1, 0.497%, 11/25/2045 (a)	16,540,153	13,109,725
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class D, 3.167%, 9/15/2048	4,000,000	3,045,600
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A2, 5.500%, 7/25/2035	2,305,893	2,049,478
Bank of America Commercial Mortgage Trust, Series 2007-3, Class AM, 5.562%, 6/10/2049 (a)	3,000,000	3,157,500
Bank of America Commercial Mortgage Trust, Series 2007-5, Class AJ, 5.974%, 2/10/2051 (a)	5,000,000	5,112,500
Bank of America Funding Trust, Series 2005-F, Class 4A1, 2.875%, 9/20/2035 (a)	3,143,166	2,641,831
Bank of America Funding Trust, Series 2007-C, Class 4A2, 4.310%, 5/20/2036 (a)	3,830,232	3,559,434
Bank of America Funding Trust, Series 2007-C, Class 4A3, 4.310%, 5/20/2036 (a)(c)	22,761,190	22,581,377
Bank of America Funding Trust, Series 2007-C, Class 1A3, 4.851%, 5/20/2036 (a)	22,850	21,963
Bank of America Funding Trust, Series 2006-5, Class 1A4, 6.000%, 9/25/2036	10,053,085	8,817,561
Bank of America Funding Trust, Series 2007-3, Class TA4, 0.627%, 4/25/2037 (a)	6,039,999	4,284,171
Bank of America Funding Trust, Series 2007-D, Class 3A1, 4.725%, 6/20/2037 (a)	262,960	252,073
Bank of America Funding Trust, Series 2007-D, Class 3A3, 4.725%, 6/20/2037 (a)	4,453,792	4,203,934
Bank of America Mortgage Trust, Series 2003-7, Class A1, 4.500%, 9/25/2018	457,524	457,113
Bank of America Mortgage Trust, Series 2003-7, Class A2, 4.750%, 9/25/2018	136,887	136,818
Bank of America Mortgage Trust, Series 2005-I, Class 2A3, 2.898%, 10/25/2035 (a)	211,937	186,505
Bank of America Mortgage Trust, Series 2005-I, Class 4A1, 2.952%, 10/25/2035 (a)	5,221,856	5,026,558
Bank of America Mortgage Trust, Series 2005-K, Class 2A1, 2.716%, 12/25/2035 (a)	97,677	88,280
Bank of America Mortgage Trust, Series 2006-2, Class A1, 6.000%, 7/25/2046 (a)	11,728,596	10,803,210
BCAP LLC Trust, Series 2013-RR7, Class 4A3, 2.992%, 12/27/2034 (a)(b)	9,013,000	9,003,987
BCAP LLC Trust, Series 2014-RR2, Class 6A8, 0.419%, 10/26/2036 (a)(b)	17,809,568	13,980,511
BCAP LLC Trust, Series 2006-AA2, Class A1, 0.367%, 1/25/2037 (a)	8,559,925	6,740,085
BCAP LLC Trust, Series 2008-IND1, Class A1, 1.397%, 10/25/2047 (a)(e)	29,013,368	24,498,888
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 2.773%, 3/25/2035 (a)	2,780,880	2,638,777
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 12A1, 2.717%, 2/25/2036 (a)	4,716,670	4,036,997
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 2.807%, 7/25/2036 (a)	2,862,887	2,459,506
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 2.390%, 7/25/2035 (a)	3,933,913	3,774,196
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 2.729%, 9/25/2035 (a)	32,701,861	28,388,486
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1, 0.737%, 10/25/2035 (a)(e)	29,085,340	25,214,081
Bear Stearns ALT-A Trust, Series 2005-10, Class 23A1, 2.723%, 1/25/2036 (a)(e)	18,822,713	15,099,580
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 0.597%, 11/25/2034 (a)	3,122,934	2,533,011
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 1.197%, 8/25/2035 (a)	4,048,040	3,341,657
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class AM, 5.363%, 2/11/2044 (e)	5,000,000	5,121,500
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 0.377%, 10/25/2036 (a)(e)	28,845,531	22,652,396
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1X, 0.400%, 10/25/2036 (d)	93,710,485	2,230,310
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A1, 0.387%, 1/25/2037 (a)(c)	26,203,375	21,497,249
CD Commercial Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/2048 (e)	10,000,000	9,548,000
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B, 2.346%, 7/15/2030 (a)(b)	5,000,000	4,996,000
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044 (a)(b)	7,931,000	6,880,142
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class E, 5.836%, 4/15/2044 (a)(b)	821,000	744,236
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, 2.450%, 12/25/2035 (a)	1,732,816	1,609,439
Chase Mortgage Finance Trust, Series 2005-A1, Class 1A1, 4.459%, 12/25/2035 (a)	5,076,584	4,835,447
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A1, 6.000%, 10/25/2036	13,953,970	11,997,624
Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 4.460%, 7/25/2037 (a)	1,218,436	1,134,729
ChaseFlex Trust, Series 2006-1, Class A4, 6.300%, 6/25/2036 (a)	32,725,000	27,459,548
ChaseFlex Trust, Series 2006-2, Class A4, 6.340%, 9/25/2036 (a)	12,935,177	11,900,363
ChaseFlex Trust, Series 2007-1, Class 2A10, 0.697%, 2/25/2037 (a)	4,736,049	3,168,417
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	3,286,909	2,763,633
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 0.347%, 1/25/2036 (a)(b)	9,689,260	8,798,817
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 0.397%, 1/25/2036 (a)(b)	7,729,017	6,826,268
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.398%, 4/25/2037 (a)(b)(d)	70,657,299	1,476,738
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class IO, 1.318%, 4/25/2037 (a)(b)(d)	70,657,299	3,617,654
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class D, 4.900%, 3/10/2047 (a)(b)	9,030,000	8,499,939
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class D, 4.507%, 7/10/2047 (a)(b)	10,000,000	8,954,000
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/2048 (b)	9,000,000	6,880,842
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.717%, 9/15/2048 (a)(c)	10,000,000	10,362,000

Citigroup Commercial Mortgage Trust, Series 2015-P1, Class C, 4.485%, 9/15/2048 (a)	6,000,000	5,853,000
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.792%, 3/15/2049 (a)(c)	4,900,000	4,995,550
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.619%, 5/25/2035 (a)	675,093	643,228
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 1A2, 2.915%, 8/25/2035 (a)	177,970	143,800
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A4, 2.762%, 9/25/2035 (a)	62,226	54,522
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A4A, 0.035%, 11/25/2035 (a)	433,595	390,712
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 2.981%, 11/25/2035 (a)	8,817,843	8,285,245
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, 2.644%, 3/25/2036 (a)	392,024	367,052
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 5.358%, 8/25/2036 (a)	3,739,649	3,500,686
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	1,259,947	1,085,318
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A7, 6.000%, 1/25/2037	618,166	527,481
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A2, 5.203%, 2/25/2037 (a)(d)	32,564,998	4,920,571
Commercal Mortgage Pass Through Certificates, Series 2014-CR14, Class D, 4.607%, 2/10/2047 (a)(b)	5,000,000	4,697,500
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.028%, 12/10/2049 (a)(e)	14,985,000	14,373,612
Commercial Mortgage Pass Through Certificates, Series 2015-CR27, Acquired 10/20/2015, Cost, 3.621%, 10/10/2048 (b)	5,000,000	3,701,000
Commercial Mortgage Trust, Series 2013-CR13, Class D, 4.753%, 12/10/2023 (a)(b)	5,000,000	4,722,000
Commercial Mortgage Trust, Series 2013-300P, Class A1, 4.353%, 8/10/2030 (b)	12,630,000	13,709,865
Commercial Mortgage Trust, Series 2013-WWP, Class A2, 3.424%, 3/10/2031 (b)	5,520,000	5,649,720
Commercial Mortgage Trust, Series 2013-CR9, Class D, 4.258%, 7/10/2045 (a)(b)	5,000,000	4,566,500
Commercial Mortgage Trust, Series 2012-CR4, Class D, 4.574%, 10/15/2045 (a)(b)	3,000,000	2,974,800
Commercial Mortgage Trust, Series 2013-CR6, Class E, 4.173%, 3/10/2046 (a)(b)	6,146,000	5,587,943
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.084%, 10/10/2046 (a)(b)	5,000,000	4,808,000
Commercial Mortgage Trust, Series 2013-CR11, Class D, 5.170%, 10/10/2046 (a)(b)	8,568,000	8,182,440
Commercial Mortgage Trust, Series 2006-C8, Class AJ, 5.377%, 12/10/2046	5,000,000	4,992,000
Commercial Mortgage Trust, Series 2014-CR15, Class D, 4.765%, 2/10/2047 (a)(b)	250,000	235,225
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.799%, 5/10/2047 (a)(b)	8,250,000	7,697,250
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694%, 8/10/2047 (c)	10,000,000	10,379,000
Commercial Mortgage Trust, Series 2014-UBS4, Class C, 4.625%, 8/10/2047 (a)	5,000,000	4,885,000
Commercial Mortgage Trust, Series 2014-CR19, Class D, 4.720%, 8/10/2047 (a)(b)	8,500,000	7,549,700
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.878%, 8/10/2047 (a)	5,837,000	5,927,473
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/10/2047 (b)	4,000,000	3,242,400
Commercial Mortgage Trust, Series 2014-UBS6, Class A5, 3.644%, 12/10/2047	5,000,000	5,176,500
Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	10,000,000	10,122,000
Commercial Mortgage Trust, Series 2015-DC1, Class AM, 3.724%, 2/10/2048	5,000,000	5,070,500
Commercial Mortgage Trust, Series 2015-DC1, Class C, 4.354%, 2/10/2048 (a)	5,000,000	4,902,000
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.354%, 2/10/2048 (a)(b)	5,000,000	4,259,500
Commercial Mortgage Trust, Series 2015-CR22, Class D, 4.128%, 3/10/2048 (a)(b)	10,000,000	8,287,000
Commercial Mortgage Trust, Series 2015-CR23, Class AM, 3.801%, 5/10/2048	5,000,000	5,095,500
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%, 7/10/2048 (c)	10,000,000	10,373,000
Commercial Mortgage Trust, Series 2015-CR26, Class A4, 3.630%, 10/10/2048	5,000,000	5,142,000
Commercial Mortgage Trust, Series 2015-CR26, Class C, 4.645%, 10/10/2048	5,000,000	4,725,500
Commercial Mortgage Trust, Series 2014-277P, Class A, 3.611%, 8/10/2049 (a)(b)(c)	10,000,000	10,376,000
Commercial Mortgage Trust, Series 2015-CR24, Class C, 4.371%, 8/10/2055 (a)	9,000,000	8,705,700
Core Industrial Trust, Series 2015-WEST, Class A, 3.292%, 2/10/2037 (a)(b)(c)	10,000,000	10,025,000
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	842,957	801,905
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	1,433,585	1,373,948
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A11, 5.500%, 3/25/2035	1,778,225	1,754,219
CountryWide Alternative Loan Trust, Series 2005-7CB, Class 2A2, 4.853%, 4/25/2035 (a)(d)	34,826,816	5,579,256
CountryWide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.407%, 5/25/2035 (a)	1,390,646	1,198,459
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A1, 0.697%, 7/25/2035 (a)	2,234,056	1,762,000
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.697%, 7/25/2035 (a)	5,109,262	4,087,409
CountryWide Alternative Loan Trust, Series 2005-17, Class 1X3, 2.133%, 7/25/2035 (a)(d)	38,214,453	2,136,188
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	1,422,843	1,374,182
CountryWide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.497%, 8/25/2035 (a)	21,799,738	18,710,715
CountryWide Alternative Loan Trust, Series 2005-31, Class 2X, 2.216%, 8/25/2035 (a)(d)	48,363,549	3,269,376
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	1,776,436	1,540,170
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 1A6, 5.500%, 8/25/2035 (c)	12,502,125	11,873,268
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 1.816%, 9/25/2035 (a)(d)	123,175,042	7,698,440

CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 0.697%, 10/25/2035 (a)	794,544	648,428
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 2.117%, 10/25/2035 (a)(d)	67,557,297	5,276,225
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 2.188%, 11/20/2035 (a)(d)	23,849,766	1,748,188
CountryWide Alternative Loan Trust, Series 2005-51, Class 2X, 2.234%, 11/20/2035 (a)(d)	30,035,915	2,132,550
CountryWide Alternative Loan Trust, Series 2005-59, Class 2X, 2.301%, 11/20/2035 (a)(d)	216,599,300	16,309,927
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.352%, 11/20/2035 (a)(d)	66,473,908	6,108,952
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 3.805%, 11/25/2035 (a)(d)	64,632,085	5,273,978
CountryWide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.500%, 11/25/2035	156,565	142,662
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.202%, 12/20/2035 (a)(b)(d)	177,797,812	13,157,038
CountryWide Alternative Loan Trust, Series 2005-59R, Class A, 2.308%, 12/20/2035 (a)(b)(d)	43,524,222	3,077,162
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035	1,895,865	1,722,773
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	5,486,923	5,005,171
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.204%, 5/25/2036 (a)(d)	58,731,707	4,804,254
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 2.268%, 3/20/2046 (a)(d)	13,999,678	1,089,175
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1, 2.416%, 5/20/2046 (a)(d)	57,504,493	4,525,604
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1P, 2.625%, 5/20/2046 (a)(d)	119,760,545	10,275,455
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 1.678%, 8/25/2046 (a)(d)	48,619,557	2,994,965
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XBI, 2.442%, 8/25/2046 (a)(d)	46,851,900	5,078,746
CountryWide Alternative Loan Trust, Series 2006-OA12, Class X, 2.481%, 9/20/2046 (a)(d)	95,414,024	8,052,944
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2X, 1.434%, 12/20/2046 (a)(d)	13,894,345	999,003
CountryWide Alternative Loan Trust, Series 2006-OA19, Class XP, 2.516%, 2/20/2047 (a)(d)	37,712,582	3,428,074
CountryWide Alternative Loan Trust, Series 2007-HY3, Class 3A1, 5.620%, 3/25/2047 (a)	393,158	345,153
CountryWide Alternative Loan Trust, Series 2007-OA10, Class X, 2.000%, 9/25/2047 (a)(d)	17,013,284	1,701,328
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 2.301%, 6/20/2034 (a)	1,356,383	1,279,069
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-11, Class 3A1, 2.715%, 7/25/2034 (a)	1,356,292	1,356,834
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.853%, 3/25/2035 (a)(d)	3,437,708	134,414
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 1.804%, 3/25/2035 (a)(d)	34,202,282	2,017,935
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 2.131%, 5/25/2035 (a)(d)	51,400,453	3,695,693
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 3A1, 2.456%, 12/20/2035 (a)	710,245	655,343
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-9, Class A13, 5.750%, 7/25/2037	11,695,562	11,056,984
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class B, 5.949%, 9/15/2039 (a)(b)	1,500,000	1,501,200
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 0.647%, 6/25/2035 (a)	1,513,663	1,282,527
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 0.547%, 10/25/2035 (a)	2,784,019	2,292,361
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	1,247,384	1,194,994
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	6,663,685	5,866,708
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 6A8, 5.750%, 3/25/2036	2,685,253	2,513,397
Credit Suisse Mortgage Trust, Series 2015-DEAL, Class E, 4.196%, 4/15/2029 (a)(b)	5,000,000	4,980,000
Credit Suisse Mortgage Trust, Series 2011-5R, Class 4A2, 2.606%, 11/27/2035 (a)(b)	10,206,869	6,962,105
Credit Suisse Mortgage Trust, Series 2015-2R, Class 3A2, 0.409%, 4/27/2036 (a)(b)	16,089,605	9,129,242
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037 (b)(c)	10,000,000	10,443,000
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/2048 (a)(c)	10,000,000	10,372,000
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C, 4.362%, 8/15/2048 (a)	7,000,000	6,678,700
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 3.945%, 4/15/2050 (a)(b)	2,000,000	1,665,000
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class AS, 3.849%, 6/15/2057	5,000,000	5,092,000
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class D, 4.213%, 6/15/2057 (a)	10,000,000	8,185,000
Deustche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	807,373	663,176
Deutchse Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 0.332%, 3/25/2037 (a)	3,555,488	2,806,271
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 0.507%, 8/25/2035 (a)	7,834,218	6,340,233
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-4, Class A3, 5.250%, 9/25/2035 (a)	9,592,022	8,429,469
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 0.397%, 11/25/2035 (a)	3,031,976	1,856,176
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	5,360,906	4,735,824
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.894%, 2/25/2036 (a)	74,546	55,164
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A1A, 5.431%, 2/25/2036 (a)	366,651	314,696
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2C, 5.530%, 2/25/2036 (a)	10,848,417	9,485,856
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AF1, Class A4, 0.497%, 4/25/2036 (a)	24,139,964	19,311,971
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR2, Class 1A2, 0.377%, 5/25/2036 (a)	45,014,792	36,209,899
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (a)	1,157,277	940,866
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (a)	5,400,858	4,474,071

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.270%, 6/25/2036 (a)	1,556,749	1,283,073
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A1, 6.250%, 7/25/2036 (a)	725,358	546,557
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (a)	722,698	538,771
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (a)	7,449,293	5,810,448
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A3, 6.510%, 7/25/2036 (a)	7,066,399	5,300,506
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 0.317%, 8/25/2036 (a)	13,565,505	10,818,490
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A1, 0.387%, 8/25/2036 (a)	6,943,702	5,475,804
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A6, 0.477%, 8/25/2036 (a)	4,642,631	3,507,043
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A2, 0.387%, 10/25/2036 (a)(e)	49,599,665	28,797,566
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A6A1, 5.869%, 10/25/2036 (a)	2,564,266	2,112,699
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A6A2, 5.886%, 10/25/2036 (a)	418,087	342,622
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, A3A1, 5.900%, 10/25/2036 (a)	16,378,445	13,757,894
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (a)	22,280,427	18,468,246
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A1A, 6.005%, 10/25/2036 (a)	2,933,559	2,400,824
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4C, 6.100%, 10/25/2036 (a)	11,253,114	9,235,431
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 0.387%, 12/25/2036 (a)(e)	30,373,379	18,834,532
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A1, 0.347%, 3/25/2037 (a)	4,118,590	2,915,138
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.377%, 1/25/2047 (a)	2,969,626	2,112,295
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3, Class A1, 0.337%, 7/25/2047 (a)	26,373,916	21,217,815
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 2A1, 0.944%, 10/25/2047 (a)	24,649,737	18,622,877
Deutsche Bank Securities Mortgage Trust, Series 2011-LC2A, Class D, 5.458%, 7/10/2044 (a)(b)	5,000,000	5,313,000
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.148%, 11/19/2044 (a)(d)	67,621,218	4,212,802
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 0.467%, 3/19/2045 (a)(e)	50,902,514	39,586,885
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.510%, 3/19/2045 (a)(d)	92,881,376	8,145,697
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.407%, 6/19/2045 (a)	4,081,532	3,583,177
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.555%, 9/10/2035 (b)	5,000,000	5,142,000
EQTY Mortgage Trust, Series 2014-INNS, Class E, 3.645%, 5/8/2031 (a)(b)	5,000,000	4,988,500
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A5, 5.125%, 11/25/2035	1,705,123	1,466,405
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	2,785	2,375
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 2.219%, 5/25/2036 (a)	2,114,909	1,734,437
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 2.728%, 9/25/2035 (a)	254,619	235,420
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 2.619%, 11/25/2035 (a)	3,091,115	2,856,500
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, 5.606%, 12/10/2049 (a)(e)	10,000,000	10,400,000
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.280%, 9/19/2035 (a)	487,014	451,462
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 3.194%, 5/25/2035 (a)	1,368,243	1,309,956
GMACM Mortgage Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	493,910	408,464
GMACM Mortgage Loan Trust, Series 2005-AR6, Class 4A1, 3.590%, 11/19/2035 (a)	3,423,031	3,077,305
Great Wolf Trust, Series 2015-WOLF, Class F, 5.196%, 5/15/2034 (a)(b)	5,000,000	4,914,500
GreenPoint MTA Trust, Series 2005-AR2, Class X1, 2.310%, 6/25/2045 (a)(d)	47,184,448	3,189,669
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1, 0.437%, 8/25/2045 (a)	14,386,304	12,012,564
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class D, 4.853%, 11/10/2045 (a)(b)	3,690,000	3,572,658
GS Mortgage Securities Trust, Series 2014-GSFL, Class B, 1.946%, 7/15/2031 (a)(b)	10,000,000	10,004,000
GS Mortgage Securities Trust, Series 2014-5R, Class 3B, 0.366%, 2/26/2037 (a)(b)	22,830,149	13,926,391
GS Mortgage Securities Trust, Series 2015-FRR1, Class K3A, 5.384%, 6/27/2041 (a)	10,000,000	9,633,000
GS Mortgage Securities Trust, Series 2011-GC3, Class D, 5.555%, 3/10/2044 (a)(b)	10,000,000	10,557,000
GS Mortgage Securities Trust, Series 2012-GCJ7, Class C, 5.723%, 5/10/2045 (a)	3,000,000	3,303,300
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.770%, 8/10/2046 (a)(b)	6,600,000	7,199,280
GS Mortgage Securities Trust, Series 2013-GC14, Class D, 4.770%, 8/10/2046 (a)(b)	5,000,000	4,786,000
GS Mortgage Securities Trust, Series 2014-GC20, Class D, 4.867%, 4/10/2047 (a)(b)	5,000,000	4,656,500
GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.646%, 6/10/2047 (a)(b)	5,000,000	4,443,000
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.759%, 2/10/2048	5,000,000	5,038,000
GS Mortgage Securities Trust, Series 2015-GC32, Class C, 4.412%, 7/10/2048 (a)	2,000,000	1,956,000
GS Mortgage Securities Trust, Series 2015-GC34, Class A4, 3.506%, 10/10/2048	10,000,000	10,193,000
GS Mortgage Securities Trust, Series 2015-GC34, Class C, 4.810%, 10/10/2048	7,000,000	6,709,500
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.382%, 5/10/2050	10,000,000	10,127,000
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A2, 2.266%, 1/25/2035 (a)	422,473	401,349
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 2.266%, 1/25/2035 (a)	2,147,472	2,107,958
GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A1, 2.697%, 4/25/2035 (a)	2,416,661	2,284,953

GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 2.666%, 5/25/2035 (a)	4,996,866	4,800,489
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.668%, 5/25/2035 (a)	12,690,741	12,109,505
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A1, 2.705%, 7/25/2035 (a)	151,595	147,077
GSR Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 2.660%, 11/25/2035 (a)	4,873,996	4,211,620
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1, 2.786%, 11/25/2035 (a)	2,777,388	2,546,309
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 2.936%, 11/25/2035 (a)	4,701,510	4,485,710
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.839%, 1/25/2036 (a)	813,599	758,437
GSR Mortgage Loan Trust, Series 2006-1F, Class 1A6, 1.147%, 2/25/2036 (a)	529,812	461,996
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	3,333,915	3,159,551
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036	5,485,977	4,788,709
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	1,027,048	830,369
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 0.497%, 5/25/2037 (a)	13,496,738	7,587,866
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 2.082%, 3/19/2035 (a)(d)	2,332,100	143,891
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.437%, 6/19/2035 (a)	1,465,440	1,272,589
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 2.167%, 6/19/2035 (a)(d)	86,960,910	6,609,029
HarborView Mortgage Loan Trust, Series 2005-9, Class 2X, 1.861%, 6/20/2035 (a)(b)(d)	23,846,082	1,716,918
HarborView Mortgage Loan Trust, Series 2005-12, Class 2A12, 0.947%, 10/19/2035 (a)	16,643,017	13,938,527
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 2.035%, 11/19/2035 (a)(d)	124,068,606	6,885,808
HarborView Mortgage Loan Trust, Series 2006-1, Class X2A1, 1.066%, 3/19/2036 (a)(d)	9,056,945	119,552
HarborView Mortgage Loan Trust, Series 2006-1, Class X1, 2.244%, 3/19/2036 (a)(d)	158,004,374	10,791,699
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.377%, 11/19/2036 (a)	25,332,886	20,139,644
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 0.357%, 4/25/2037 (a)(e)	27,175,805	19,702,459
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.397%, 5/19/2037 (a)	40,878,999	34,469,172
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.387%, 8/19/2037 (a)	19,716,210	16,466,979
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 0.387%, 9/19/2037 (a)	14,915,714	11,708,835
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.418%, 8/19/2045 (a)(d)	16,993,504	1,041,702
HarborView Mortgage Loan Trust, Series 2005-15, Class X3B, 2.502%, 10/20/2045 (a)(d)	22,459,657	1,383,515
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.447%, 3/25/2035 (a)	22,791,926	20,430,682
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 0.437%, 7/25/2035 (a)	8,080,521	7,318,528
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 0.457%, 1/25/2036 (a)	5,878,798	5,096,918
IMPAC CMB Trust, Series 2005-4, Class 1A1A, 0.737%, 5/25/2035 (a)	214,412	198,095
IMPAC CMB Trust, Series 2005-5, Class A4, 0.957%, 8/25/2035 (a)	7,023,089	5,796,857
IMPAC CMB Trust, Series 2005-6, Class 1A2, 0.477%, 10/25/2035 (a)	6,044,601	4,928,163
IMPAC CMB Trust, Series 2005-6, Class 1A1, 0.697%, 10/25/2035 (a)	23,186,940	19,442,249
IMPAC CMB Trust, Series 2005-7, Class A1, 0.717%, 11/25/2035 (a)(e)	40,540,556	33,778,392
IMPAC Secured Assets Trust, Series 2005-2, Class A2C, 0.477%, 3/25/2036 (a)	5,911,945	4,330,499
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 0.367%, 8/25/2036 (a)	14,475,267	11,093,845
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 0.477%, 8/25/2036 (a)	7,684,584	5,776,502
IMPAC Secured Assets Trust, Series 2006-4, Class A2B, 0.367%, 1/25/2037 (a)	1,587,613	1,365,347
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 0.387%, 1/25/2037 (a)	9,173,411	6,474,593
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 0.577%, 5/25/2037 (a)	7,356,636	5,489,522
IMPAC Secured Assets Trust, Series 2007-3, Class A1C, 0.557%, 9/25/2037 (a)	28,388,726	20,153,156
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 0.997%, 11/25/2034 (a)	1,229,160	1,057,078
IndyMac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.911%, 4/25/2035 (a)	4,102,711	3,896,345
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 2.574%, 9/25/2035 (a)	13,429,165	11,322,129
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 2.574%, 9/25/2035 (a)(e)	20,268,884	17,388,676
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.861%, 11/25/2035 (a)	143,819	134,183
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 4.015%, 11/25/2035 (a)	4,347,584	4,101,945
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21, 4.625%, 12/25/2035 (a)	1,233,595	946,784
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A1, 4.214%, 6/25/2036 (a)	2,950,083	2,773,668
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 4.238%, 6/25/2036 (a)	2,163,521	2,032,412
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A2, 0.497%, 7/25/2036 (a)	12,282,745	9,552,291
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 4.451%, 7/25/2036 (a)	705,255	612,091
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A1, 0.327%, 10/25/2036 (a)	2,081,997	1,755,123
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 0.397%, 10/25/2036 (a)	10,900,853	8,908,177
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, 0.507%, 10/25/2036 (a)	20,895,633	14,417,987
IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B, 0.407%, 4/25/2046 (a)	4,470,233	3,486,782
IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1A, 0.417%, 4/25/2046 (a)	5,417,448	4,248,363

IndyMac Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 0.387%, 9/25/2046 (a)	9,700,916	7,975,123
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.262%, 1/26/2036 (a)(b)	2,866,436	2,792,482
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 0.717%, 1/25/2036 (a)	2,156,321	2,017,669
JP Morgan Alternative Loan Trust, Series 2006-S4, Class A5, 6.000%, 12/25/2036 (a)	42,642,298	31,410,317
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-M, Class INMZ, 6.424%, 6/15/2029 (a)(b)	5,000,000	4,987,500
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A, 1.446%, 1/15/2032 (a)(b)	13,000,000	12,981,800
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class D, 3.496%, 1/15/2032 (a)(b)	10,000,000	9,911,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 1.896%, 7/15/2036 (a)(b)	5,000,000	5,000,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class B, 5.177%, 9/12/2037 (a)	10,000,000	9,733,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AJ, 5.541%, 12/12/2044 (a)	5,000,000	4,948,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class D, 5.009%, 12/15/2046 (a)(b)	10,000,000	9,535,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.502%, 6/12/2047 (a)	10,000,000	9,988,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class E, 4.420%, 12/15/2047 (a)(b)	5,000,000	4,738,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049 (a)	5,000,000	5,130,500
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class AM, 5.774%, 6/15/2049 (a)	5,000,000	5,166,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 6.009%, 2/15/2051 (a)	4,357,000	4,280,753
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 2.741%, 8/25/2035 (a)	38,511	36,147
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.630%, 11/25/2035 (a)	282,715	264,395
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A2, 2.730%, 11/25/2035 (a)	88,105	2,015
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 2.730%, 11/25/2035 (a)	1,313,813	1,237,086
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	4,452,955	4,201,808
JP Morgan Mortgage Trust, Series 2006-A1, Class 3A2, 2.521%, 2/25/2036 (a)	885,661	768,311
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 2.679%, 2/25/2036 (a)	653,353	574,232
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 2.700%, 10/25/2036 (a)	2,875,402	2,478,022
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 5.491%, 10/25/2036 (a)	1,024,517	903,419
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A2, 4.876%, 4/25/2037 (a)	1,862,371	1,716,361
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A1, 4.876%, 4/25/2037 (a)	1,676,761	1,532,559
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 5.340%, 6/25/2037 (a)	6,013,923	5,584,529
JP Morgan Resecuritization Trust, Series 2010-6, Class 3A8, 2.449%, 3/26/2034 (a)(b)	1,271,819	1,093,637
JP Morgan Resecuritization Trust, Series 2010-8, Class 1A5, 2.527%, 6/26/2045 (a)(b)	2,801,007	2,822,015
JP Morgan Resecuritization Trust, Series 2010-8, Class 1A4, 2.527%, 6/26/2045 (a)(b)	9,959,240	9,052,949
JP Morgan Resecuritization Trust, Series 2010-8, Class 1A6, 2.527%, 6/26/2045 (a)(b)	2,801,007	2,792,884
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class D, 4.562%, 8/15/2046 (a)(b)	4,000,000	3,711,200
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class AS, 4.458%, 1/15/2047	5,000,000	5,399,500
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C, 4.887%, 1/15/2047 (a)	10,000,000	10,246,000
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.561%, 9/15/2047 (a)(b)	8,000,000	6,895,200
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 3.927%, 11/15/2047 (a)(b)	1,050,000	887,565
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4, 3.611%, 5/15/2048	5,000,000	5,157,000
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5, 3.822%, 7/15/2048 (a)(c)	10,000,000	10,466,000
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, 4.619%, 8/15/2048 (a)	10,000,000	9,240,000
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	10,000,000	10,250,000
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AJ, 6.104%, 4/15/2041 (a)(i)	5,037,346	3,626,889
Lehman XS Trust, Series 2006-4N, Class A2A, 0.417%, 4/25/2046 (a)(e)	19,121,528	13,801,919
Lehman XS Trust, Series 2007-7N, Class 2A2A, 0.397%, 6/25/2047 (a)(e)	22,441,034	15,069,154
LSTAR Securities Investment Trust, Series 2015-3, Class A, 2.193%, 3/1/2020 (a)(b)	9,185,094	9,017,007
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 2.193%, 4/1/2020 (a)(b)	7,662,557	7,535,358
LSTAR Securities Investment Trust, Series 2015-4, Class A2, 3.693%, 4/1/2020 (a)(b)	5,000,000	4,892,500
LSTAR Securities Investment Trust, Series 2015-6, Class A, 2.193%, 5/1/2020 (a)(b)	9,777,573	9,629,931
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 2.193%, 10/1/2020 (a)(b)	10,000,000	9,895,000
Luminent Mortgage Trust, Series 2006-5, Class A1A, 0.387%, 7/25/2036 (a)(e)	36,358,065	26,217,801
Luminent Mortgage Trust, Series 2006-5, Class X, 2.319%, 7/25/2036 (a)(d)	1,330,180	64,913
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 0.357%, 11/25/2036 (a)	816,840	660,905
Luminent Mortgage Trust, Series 2006-2, Class X, 2.301%, 2/25/2046 (a)(d)	85,882,396	5,848,591
Luminent Mortgage Trust, Series 2006-6, Class A1, 0.397%, 10/25/2046 (a)	25,488,037	21,871,285
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3AX, 0.399%, 9/25/2033 (a)(d)	2,286,603	40,244
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.767%, 12/25/2034 (a)	40,666	38,145
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 2.795%, 1/25/2035 (a)	669,725	650,437
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.521%, 3/25/2035 (a)	2,813,266	2,777,257

MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 2.507%, 6/25/2035 (a)	1,314,209	1,227,471
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.375%, 7/25/2035 (a)	490,876	429,173
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 6.000%, 12/25/2035 (a)(c)	18,357,537	14,845,740
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X1, 0.900%, 12/25/2046 (d)	205,496,096	9,740,515
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X2, 0.900%, 12/25/2046 (d)	130,412,274	6,077,212
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class IX3, 0.500%, 1/25/2047 (a)(d)	106,454,686	2,789,113
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 0.347%, 3/25/2047 (a)	3,042,471	2,580,015
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	1,248,632	1,079,193
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR4, Class A1, 0.447%, 8/25/2037 (a)	1,964,322	1,286,238
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR3, Class A1, 0.387%, 5/25/2047 (a)	5,183,324	3,864,686
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 2.810%, 9/25/2035 (a)(c)	17,671,668	16,109,493
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AJ, 5.674%, 5/12/2039 (a)	5,000,000	5,017,000
Merrill Lynch-CFC Commercial Mortgage Trust, Series 2006-1, Class B, 5.564%, 2/12/2039 (a)	2,500,000	2,498,500
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.297%, 2/15/2046 (a)(b)(e)	10,000,000	9,395,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, 4.161%, 5/15/2046 (a)(b)	6,500,000	5,996,900
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.833%, 2/15/2047 (a)(b)	5,000,000	4,707,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, 4.897%, 4/15/2047 (a)(b)	10,000,000	9,288,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.758%, 6/15/2047 (a)(b)	10,500,000	9,342,900
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.732%, 8/15/2047	5,000,000	5,196,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class C, 4.452%, 8/15/2047 (a)	10,000,000	9,891,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.499%, 8/15/2047	3,500,000	3,224,200
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5, 3.635%, 10/15/2048	5,000,000	5,145,000
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (a)	6,000,000	5,436,000
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ, 5.438%, 3/15/2044 (e)	10,000,000	10,139,000
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AM, 5.682%, 4/15/2049 (a)(e)	10,000,000	10,329,000
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AMFX, 5.682%, 4/15/2049 (a)(e)	4,700,000	4,859,330
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AJFX, 6.116%, 12/12/2049 (a)	2,000,000	1,915,200
Morgan Stanley Mortgage Loan Trust, Series 2005-AR3, Class 1A, 2.593%, 7/25/2035 (a)(e)	21,971,561	17,770,599
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 0.457%, 3/25/2036 (a)	3,933,542	2,972,184
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 2.800%, 3/25/2036 (a)	14,467,741	11,979,290
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 2.800%, 3/25/2036 (a)	4,020,211	3,284,915
Morgan Stanley Mortgage Loan Trust, Series 2007-13, Class 6A1, 6.000%, 10/25/2037	4,873,085	3,906,265
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.389%, 2/26/2037 (a)(b)	16,210,101	12,243,489
MortgageIT Trust, Series 2006-1, Class 1A2, 0.397%, 4/25/2036 (a)	3,172,891	2,372,688
MortgageIT Trust, Series 2006-1, Class 2A1A, 0.407%, 4/25/2036 (a)	7,552,327	6,507,840
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 2.907%, 8/25/2035 (a)	7,232,605	7,211,630
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 2.971%, 2/25/2036 (a)	1,881,667	1,531,677
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-WF1, Class A6, 5.840%, 6/25/2036 (a)	1,860,779	1,046,874
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A1A, 0.367%, 12/25/2036 (a)	14,393,570	10,914,644
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 0.367%, 12/25/2036 (a)	502,377	384,067
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 0.454%, 1/26/2036 (a)(b)	7,037,372	5,751,644
NRTL Trust, Series 2015-1, Class A, 5.000%, 4/25/2018 (b)	8,872,913	8,673,273
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 0.357%, 2/25/2037 (a)	6,382,486	5,293,634
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 0.747%, 5/25/2037 (a)	11,900,003	8,128,892
Prime Mortgage Trust, Series 2005-4, Class 2A4, 0.697%, 10/25/2035 (a)	118,456	107,108
RAIT Trust, Series 2014-FL2, Class B, 2.346%, 5/13/2031 (a)(b)	650,000	650,260
RAIT Trust, Series 2015-FL4, Class B, 2.496%, 12/15/2031 (a)(b)	491,609	491,019
RAIT Trust, Series 2015-FL4, Class D, 4.446%, 12/15/2031 (a)(b)	2,949,513	2,943,909
Residential Accredit Loans, Inc. Trust, Series 2005-QS3, Class 1A21, 0.697%, 3/25/2035 (a)	51,615	36,636
Residential Accredit Loans, Inc. Trust, Series 2005-QA4, Class A31, 3.120%, 4/25/2035 (a)	8,562,051	7,951,577
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class A6, 5.500%, 6/25/2035	5,599,214	5,166,395
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	5,681,678	5,068,625
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class A5, 5.500%, 6/25/2035	1,022,785	957,531
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 0.697%, 7/25/2035 (a)	802,675	677,136
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 1.547%, 8/25/2035 (a)(c)	10,405,426	8,012,178
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A3, 5.500%, 8/25/2035	2,212,785	2,104,801
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035 (c)	15,971,216	14,364,512
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	14,484,381	11,323,889

Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class 1A, 0.897%, 11/25/2035 (a)	1,834,993	1,294,771
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A3, 5.750%, 11/25/2035 (c)	14,521,549	12,752,825
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	3,022,117	2,580,888
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 1.107%, 1/25/2036 (a)	17,846,812	13,404,740
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 0.697%, 2/25/2036 (a)	1,493,847	1,043,602
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 0.697%, 2/25/2036 (a)	5,664,694	3,957,355
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 0.897%, 2/25/2036 (a)	13,955,192	9,800,732
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.197%, 2/25/2036 (a)	2,520,817	1,776,924
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	5,029,870	4,382,023
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 0.597%, 3/25/2036 (a)	6,347,068	4,383,920
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 0.897%, 3/25/2036 (a)	11,088,634	7,756,499
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	6,042,637	5,388,823
Residential Accredit Loans, Inc. Trust, Series 2006-QA4, Class A, 0.377%, 5/25/2036 (a)	1,437,720	1,135,799
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	5,609,083	4,644,320
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	3,925,919	3,206,298
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A1, 6.000%, 6/25/2036	822,012	672,735
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 0.377%, 7/25/2036 (a)	11,649,649	7,515,189
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	5,354,904	4,351,395
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 0.387%, 8/25/2036 (a)	12,804,855	10,030,043
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A5, 0.497%, 8/25/2036 (a)	3,014,062	1,938,042
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	524,359	417,180
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	7,407,936	5,973,019
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	4,845,487	3,965,062
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	8,108,920	6,544,710
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	1,046,994	847,647
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	9,506,251	7,969,090
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 0.497%, 11/25/2036 (a)	5,526,295	3,483,776
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	2,901,051	2,460,091
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,494,567	1,250,504
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	7,621,846	6,249,914
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 1A4, 6.250%, 12/25/2036	8,440,561	6,956,710
Residential Accredit Loans, Inc. Trust, Series 2007-QA1, Class A3, 0.367%, 1/25/2037 (a)(c)	31,756,580	23,960,340
Residential Accredit Loans, Inc. Trust, Series 2007-QS2, Class A6, 6.250%, 1/25/2037	7,328,813	6,024,284
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AV, 0.337%, 2/25/2037 (a)(d)	80,292,390	1,156,210
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 0.527%, 4/25/2037 (a)	8,180,055	5,071,634
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 0.297%, 5/25/2037 (a)	3,538,402	2,661,232
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	2,039,997	1,686,262
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	2,382,609	1,843,901
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class AXP, 0.250%, 12/25/2046 (a)(d)	144,848,792	1,810,610
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 0.477%, 8/25/2035 (a)	9,325,981	8,163,031
Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.572%, 12/25/2034 (a)	53,184	52,423
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	7,090,566	7,040,223
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.308%, 4/25/2035 (a)(d)	44,646,127	602,723
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	4,595,740	4,038,276
Residential Asset Securitization Trust, Series 2005-A11, Class 1AX, 0.315%, 10/25/2035 (a)(d)	59,523,729	833,332
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.647%, 10/25/2035 (a)	5,183,793	4,262,115
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	5,175,558	4,751,162
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 0.647%, 11/25/2035 (a)	1,525,467	1,230,899
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 3.184%, 2/25/2036 (a)	3,739,226	3,491,689
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	232,108	217,369
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	6,445,089	5,849,563
Residential Funding Mortgage Securities Trust, Series 2007-S6, Class 2A5, 0.697%, 6/25/2037 (a)	3,930,855	3,177,703
Resource Capital Corp., Series 2015-CRE3, Class A, 1.597%, 3/15/2032 (a)(b)	10,000,000	10,003,000
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 1.556%, 8/20/2034 (a)	161,970	158,309
Sequoia Mortgage Trust, Series 2013-3, Class A2, 2.500%, 3/25/2043 (a)	8,373,182	8,046,628
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 4.753%, 10/20/2046 (a)	8,824,380	8,320,507
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 2.441%, 2/25/2035 (a)	685,582	618,806
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 2.602%, 2/25/2035 (a)	361,365	333,829

Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 2.626%, 2/25/2035 (a)	6,981,187	6,620,260
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 2.014%, 3/25/2035 (a)	3,403,801	3,102,225
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 0.974%, 5/25/2035 (a)(d)	101,976,489	3,171,469
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A, 2.557%, 5/25/2035 (a)	7,338,314	6,777,667
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 2.551%, 7/25/2035 (a)	7,556,611	6,181,308
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 2A1, 2.620%, 7/25/2035 (a)	31,723	27,520
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.150%, 8/25/2035 (a)	8,795,458	8,140,196
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 2.568%, 9/25/2035 (a)	2,353,752	2,088,955
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3, 2.655%, 9/25/2035 (a)	21,575,442	18,423,270
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 2.587%, 10/25/2035 (a)(c)	21,273,148	17,612,040
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1, 3.994%, 11/25/2035 (a)	5,854,714	4,814,331
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 5A2, 2.691%, 2/25/2036 (a)	12,786,523	11,365,941
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 0.417%, 5/25/2037 (a)	9,234,279	7,490,847
Structured Asset Mortgage Investments II Trust, Series 2005-AR3, Class 1X, 2.276%, 8/25/2035 (a)(d)	21,765,057	1,377,728
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2X, 1.000%, 7/25/2036 (d)	9,083,518	522,302
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 1X, 0.600%, 1/25/2037 (d)	36,484,074	1,131,006
Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5X1, 1.195%, 3/25/2046 (a)(d)	26,060,390	826,114
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4X, 2.564%, 5/25/2046 (a)(d)	28,097,606	2,995,205
Structured Asset Mortgage Investments II Trust, Series 2007-AR6, Class A1, 1.722%, 8/25/2047 (a)(e)	19,669,104	16,325,356
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.463%, 3/25/2033 (a)	70,758	68,890
Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	544,390	517,823
Structured Asset Securities Corp. Trust, Series 2005-17, Class 5A1, 5.500%, 10/25/2035	3,396,590	3,182,266
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 5.108%, 7/25/2036 (a)	6,193,807	3,034,966
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 4.958%, 8/10/2049 (a)(b)	2,000,000	2,178,200
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 5.000%, 5/10/2063 (a)(b)	7,000,000	6,366,500
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AJ, 5.413%, 12/15/2043 (a)(c)	25,078,000	25,346,335
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, 6.000%, 6/15/2045 (a)	7,705,000	7,717,328
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class B, 5.672%, 10/15/2048 (a)	7,250,000	7,194,175
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class B, 5.713%, 6/15/2049 (a)	3,500,000	3,397,450
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class B, 5.952%, 2/15/2051 (a)	5,000,000	5,084,000
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 5.952%, 2/15/2051 (a)	2,000,000	1,960,600
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 0.347%, 8/25/2036 (a)	29,534,840	18,606,949
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 0.277%, 1/25/2037 (a)	3,723,612	2,524,609
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 0.377%, 1/25/2037 (a)	6,298,945	4,333,044
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S12, Class 3A, 5.000%, 11/25/2018	434,984	434,071
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR18, Class 3A1, 4.171%, 1/25/2036 (a)	6,194,614	5,858,247
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.025%, 11/25/2036 (a)	2,556,859	2,262,820
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A3, 4.336%, 2/25/2037 (a)	15,394,823	14,389,541
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 3A1, 4.399%, 5/25/2037 (a)	5,600,669	5,254,548
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A1, 4.424%, 7/25/2037 (a)	15,487,437	13,938,693
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR1, Class X, 0.540%, 1/25/2046 (a)(d)	164,486,354	3,898,327
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class X, 0.493%, 2/25/2046 (a)(d)	23,913,745	375,446
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR7, Class CXPP, 0.459%, 7/25/2046 (a)(d)	70,232,476	1,362,510
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A, 1.222%, 8/25/2046 (a)(e)	24,216,988	20,342,270
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11, Class 1XPP, 0.558%, 9/25/2046 (a)(d)	157,906,080	3,016,006
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11, Class 3XPP, 0.591%, 9/25/2046 (a)(d)	129,290,026	2,508,227
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-AR1, Class A1A, 0.457%, 12/25/2035 (a)	911,609	743,964
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-10, Class 4CB1, 5.750%, 12/25/2035	389,735	363,311
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-11, Class A2, 5.750%, 1/25/2036	5,972,660	5,397,492
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR1, Class X2, 1.388%, 2/25/2036 (a)(d)	32,825,249	1,956,385
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A1, 0.317%, 10/25/2036 (a)	17,963,065	10,055,724
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A5, 6.126%, 10/25/2036 (a)	12,695,334	8,768,667
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-HY1, Class A2A, 0.357%, 2/25/2037 (a)	13,012,449	9,603,187
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-HY1, Class A3A, 0.427%, 2/25/2037 (a)	13,647,912	10,336,928
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OC1, Class A1, 0.437%, 5/25/2037 (a)	8,402,887	6,309,728
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OC1, Class A4, 0.517%, 5/25/2037 (a)	8,997,541	6,496,224
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OC2, Class A3, 0.507%, 6/25/2037 (a)	3,919,494	3,099,144
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR3, Class A1A, 1.192%, 5/25/2046 (a)	10,952,830	8,268,291

Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class DXPP, 0.743%, 7/25/2046 (a)(d)	60,451,802	2,037,226
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR6, Class 2XPP, 0.594%, 8/25/2046 (a)(d)	136,218,527	2,846,967
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR8, Class 3X1, 1.234%, 10/25/2046 (a)(d)	43,534,398	2,172,366
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR9, Class CX2P, 1.205%, 11/25/2046 (a)(d)	125,881,334	5,614,307
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA1, Class CX2P, 1.511%, 12/25/2046 (a)(d)	195,966,342	11,620,804
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class CX2P, 1.039%, 1/25/2047 (a)(d)	157,871,516	6,125,415
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA4, Class XPPP, 0.779%, 4/25/2047 (a)(d)	104,519,801	2,811,583
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA5, Class XPPP, 0.684%, 5/25/2047 (a)(d)	186,393,287	3,112,768
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 2.722%, 12/28/2037 (a)	687,410	589,797
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.540%, 5/15/2048	9,500,000	9,791,650
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class AS, 4.067%, 9/15/2058	10,000,000	10,356,000
Wells Fargo Mortgage Backed Securities Trust, Series 2003-L, Class 1A4, 2.593%, 11/25/2033 (a)	24,518	24,518
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 2.740%, 10/25/2035 (a)	1,331,120	716,941
Wells Fargo Mortgage Backed Securities Trust, Series 2005-8, Class A1, 5.500%, 10/25/2035	20,275	20,881
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.614%, 7/25/2036 (a)	239,768	219,699
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 2.750%, 8/25/2036 (a)	967,494	891,546
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 6.030%, 10/25/2036 (a)	4,312,744	4,088,481
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 2A5, 6.250%, 7/25/2037	7,720	7,778
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	1,757,516	1,652,065
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.265%, 6/15/2044 (a)(b)	8,704,568	9,199,858
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class D, 4.802%, 11/15/2045 (a)(b)	9,000,000	8,838,900
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 3.999%, 6/15/2046 (a)(b)	8,470,000	7,894,040
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class D, 5.125%, 12/15/2046 (a)(b)	8,229,000	8,048,785
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/15/2047 (a)	5,000,000	4,965,500
WinWater Mortgage Loan Trust, Series 2015-3, Class A15, 3.500%, 3/20/2045 (b)(c)	8,926,663	9,030,213

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS—(Cost $3,460,564,866)		3,428,320,919

Corporate Obligations — 4.01%
Financials — 4.01%
Banc of California, Inc., 5.250%, 4/15/2025	18,750,000	18,375,769
Bank of America Corp., 6.250%, 9/29/2049 (a)	994,000	1,009,208
Brand Group Holdings, Inc., 8.500%, 6/27/2024 (b)(g)	10,000,000	10,050,000
Bremer Financial Corp., 5.200%, 12/30/2024	5,000,000	4,956,250
Brookline Bancorp, Inc., 6.000%, 9/15/2029 (a)	3,000,000	3,015,000
Cadence Financial Corp., 6.500%, 3/11/2025 (a)(b)	6,000,000	5,970,000
Citigroup, Inc., 5.900%, 12/29/2049 (a)	995,000	992,513
ConnectOne Bancorp, Inc., 5.750%, 7/1/2025 (a)(b)	12,000,000	12,060,000
Eagle Bancorp, Inc., 5.750%, 9/1/2024	12,500,000	12,750,000
EverBank Financial Corp., 5.750%, 7/2/2025	12,000,000	12,257,124
Fidelity Bank, 5.875%, 5/31/2030 (a)	21,500,000	21,607,500
Financial Institutions, Inc., 6.000%, 4/15/2030 (a)	6,000,000	5,970,000
First NBC Bank Holding Co., 5.750%, 2/18/2025	15,000,000	15,005,565
Goldman Sachs Capital II, 4.000%, 6/1/2043 (a)	992,500	717,081
Luther Burbank Corp., 6.500%, 9/30/2024 (b)	32,700,000	34,662,000
Midland States Bancorp, Inc., 6.500%, 6/18/2025	10,000,000	10,050,000
Noah Bank, 9.000%, 4/17/2025 (g)	3,500,000	3,517,500
United Financial Bancorp, Inc., 5.750%, 10/1/2024	16,200,000	16,524,000
Wachovia Capital Trust III, 5.570%, 3/15/2042 (a)	992,000	975,384

TOTAL CORPORATE OBLIGATIONS—(Cost $187,807,248)		190,464,894

Mortgage Backed Securities-U.S. Government Agency Issues — 4.82%
Federal Home Loan Mortgage Corp., Series 2015-KF08, Class B, 5.047%, 2/25/2022 (a)(b)	7,250,739	7,174,607
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M2, 2.397%, 2/25/2024 (a)	3,198,000	3,209,193
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 4.697%, 2/25/2024 (a)	7,802,000	7,740,364
Federal Home Loan Mortgage Corp., Series 2014-HQ2, Class M2, 2.397%, 9/25/2024 (a)	7,000,000	6,969,200
Federal Home Loan Mortgage Corp., Series 2015-K44, Class C, 3.685%, 1/25/2025 (a)(b)	5,000,000	4,883,000
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M1, 1.247%, 3/25/2025 (a)	3,081,603	3,076,365
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M3, 3.997%, 3/25/2025 (a)	1,650,000	1,594,065

Federal Home Loan Mortgage Corp., Series 2015-HQ2, Class M1, 1.297%, 5/25/2025 (a)	2,906,913	2,896,448
Federal Home Loan Mortgage Corp., Series K047, Class A2, 3.329%, 5/25/2025	3,000,000	3,137,100
Federal Home Loan Mortgage Corp., Series 2015-HQ2, Class B, 8.147%, 5/25/2025 (a)	1,999,772	2,002,372
Federal Home Loan Mortgage Corp., Series 2015-HQ2, Class M2, 2.147%, 5/25/2025 (a)(c)	5,000,000	4,910,500
Federal Home Loan Mortgage Corp., Series K048, Class A2, 3.284%, 6/25/2025	5,000,000	5,209,500
Federal Home Loan Mortgage Corp., Series K049, Class A2, 3.010%, 7/25/2025	4,000,000	4,064,400
Federal Home Loan Mortgage Corp., Series 2015-DNA2, Class M3, 4.097%, 12/25/2027 (a)	10,000,000	9,552,000
Federal Home Loan Mortgage Corp., Series 2015-DNA2, Class M2, 2.797%, 12/25/2027 (a)(c)	5,000,000	4,990,500
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M3, 4.894%, 3/25/2028 (a)	8,000,000	7,937,600
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M2, 2.844%, 3/25/2028 (a)(c)	10,000,000	9,960,000
Federal Home Loan Mortgage Corp., Series 4361, Class AI, 3.500%, 9/15/2041 (d)	2,776,047	435,007
Federal Home Loan Mortgage Corp., Series 4417, Class KI, 1.000%, 12/15/2043 (a)(d)	24,697,020	936,017
Federal Home Loan Mortgage Corp., Series 4417, Class LS, 1.000%, 11/15/2044 (a)(d)	31,749,451	822,311
Federal Home Loan Mortgage Corp., Series 2014-K36, Class C, 4.363%, 12/25/2046 (a)(b)(c)	6,000,000	6,165,600
Federal Home Loan Mortgage Corp., Series 2014-K37, Class C, 4.558%, 1/25/2047 (a)(b)(c)	8,500,000	8,647,050
Federal Home Loan Mortgage Corp., Series 2015-K720, Class B, 3.389%, 7/25/2047 (b)(f)	10,000,000	8,859,000
Federal Home Loan Mortgage Corp., Series 2015-K48, Class B, 3.635%, 8/25/2048 (b)	5,000,000	4,599,280
Federal Home Loan Mortgage Corp., Series 2015-K49, Class B, 3.848%, 10/25/2048 (b)	10,000,000	9,021,000
Federal National Mortgage Association, Series 2013-M11, Class SA, 6.473%, 1/25/2018 (a)(d)	63,556,569	2,574,041
Federal National Mortgage Association, Series 2015-M4, Class ABV2, 2.369%, 7/25/2022	2,725,394	2,753,738
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.194%, 7/25/2024 (a)	5,000,000	4,508,500
Federal National Mortgage Association, Series 2014-C04, Class 2M2, 5.194%, 11/25/2024 (a)	5,000,000	5,024,500
Federal National Mortgage Association, Series 2015-C01, Class 1M2, 4.494%, 2/25/2025 (a)	13,000,000	12,542,400
Federal National Mortgage Association, Series 2015-C01, Class 2M2, 4.744%, 2/25/2025 (a)	5,550,000	5,453,430
Federal National Mortgage Association, Series 2015-M11, Class A2, 2.921%, 4/25/2025 (a)	10,000,000	10,055,000
Federal National Mortgage Association, Series 2015-C02, Class 2M2, 4.197%, 5/25/2025 (a)	5,000,000	4,740,000
Federal National Mortgage Association, Series 2015-C02, Class 1M2, 4.197%, 5/25/2025 (a)	6,500,000	6,182,800
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 5.194%, 7/25/2025 (a)	7,500,000	7,455,750
Federal National Mortgage Association, Series 2015-C03, Class 2M2, 5.197%, 7/25/2025 (a)	5,700,000	5,676,060
Federal National Mortgage Association, Series 2015-C03, Class 1M1, 1.697%, 7/25/2025 (a)	2,948,760	2,946,106
Federal National Mortgage Association, Series 2015-C03, Class 2M1, 1.697%, 7/25/2025 (a)	3,452,937	3,449,484
Federal National Mortgage Association, Series 2015-C04, Class 2M2, 5.744%, 4/25/2028 (a)	4,000,000	4,068,743
Federal National Mortgage Association, Series 2015-C04, Class 1M2, 5.894%, 4/25/2028 (a)	5,000,000	5,104,329
Federal National Mortgage Association, Series 2015-22, Class IN, 3.000%, 3/25/2044 (d)	16,890,915	2,015,086
Federal National Mortgage Association, Series 2014-85, Class OI, 3.500%, 12/25/2044 (d)	11,472,409	1,821,818
Government National Mortgage Association, Series 2012-20, Class CI, 3.500%, 4/20/2035 (d)	12,682,728	935,985
Government National Mortgage Association, Series 2012-7, Class PI, 3.500%, 1/20/2038 (d)	13,239,738	913,542
Government National Mortgage Association, Series 2010-127, Class NI, 4.000%, 2/20/2039 (d)	5,302,410	575,312
Government National Mortgage Association, Series 2012-47, Class PI, 3.500%, 12/20/2039 (d)	10,099,803	984,731
Government National Mortgage Association, Series 2014-118, Class HI, 4.000%, 3/20/2040 (d)	8,593,853	1,229,780
Government National Mortgage Association, Series 2014-57, Class IY, 3.500%, 2/20/2041 (d)	5,787,730	591,506
Government National Mortgage Association, Series 2014-55, Class IO, 3.500%, 8/20/2041 (d)	22,958,408	2,279,770
Government National Mortgage Association, Series 2012-50, Class IO, 4.000%, 4/20/2042 (d)	2,667,877	502,628
Government National Mortgage Association, Series 2013-37, Class IQ, 4.000%, 2/20/2043 (d)	3,080,814	378,324
Government National Mortgage Association, Series 2014-11, Class IO, 3.500%, 1/20/2044 (d)	12,062,630	2,148,354
Government National Mortgage Association, Series 2014-119, Class I, 4.000%, 8/20/2044 (d)	17,172,724	3,060,179

TOTAL MORTGAGE BACKED SECURITIES-U.S. GOVERNMENT AGENCY ISSUES—(Cost $233,241,583)		228,764,375

Preferred Stocks — 0.07%
Financials — 0.07%
Morgan Stanley	130,497	2,616,465
Wells Fargo & Co.	23,990	606,707

TOTAL PREFERRED STOCKS—(Cost $3,481,416)		3,223,172

Short Term Investments — 3.23%
Money Market Funds — 1.28%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.12% (a)(j)	61,005,887	61,005,887

Repurchase Agreements — 1.95%
EJF Speciality Finance Opportunities Fund LLC, 6.000%, dated 10/22/2015, due 11/05/2015 and 11/13/2015, repurchase price $92,889,960 (collateralized by various corporate obligations (k), fair value $118,548,205)	92,650,000	92,650,000

TOTAL SHORT TERM INVESTMENTS—(Cost $153,655,887)		153,655,887

TOTAL INVESTMENTS — 110.68% (Cost $5,345,582,962)		5,256,872,943

Liabilities in Excess of Other Assets — (10.68%)		(507,215,043)

NET ASSETS — 100.00%		$4,749,657,900

(a)	Variable or Floating Rate Security. Rate disclosed as of October 31, 2015.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees. At October 31, 2015, the value of these securities amounted to $1,561,929,098 or 32.89% of net assets.
(c)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2015, the value of the securities pledged amounted to $358,067,773.
(d)	Interest Only Security.
(e)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At October 31, 2015, the value of the securities pledged amounted to $740,022,947.
(f)	Security purchaed on a when-issued basis. At October 31, 2015, the value of these securities amounted to $13,859,000 or 0.29% of net assets.
(g)	Illiquid security. At October 31, 2015, the value of these securities amounted to $23,752,500 or 0.50% of net assets.
(h)	Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At October 31, 2015, the value of these securities amounted to $15,269,500 or 0.32% of net assets.
(i)	As of October 31, 2015, the Fund has fair valued this security. The fair value of this security amounted to $3,626,889 or 0.08% of net assets.
(j)	Rate disclosed is the seven day yield as of October 31, 2015.
(k)	The value of securities held as collateral for the repurchase agreement as of October 31, 2015 was as follows:

	Principal
Security	Amount	Fair Value
Avenue Financial Holdings, 6.750%, 12/29/2024	$10,000,000	$10,300,000
Brand Group Holdings, Inc. 8.500%, 6/27/2024	15,000,000	15,000,000
Eagle Bancorp. Inc., 6.750%, 6/19/2025	10,000,000	8,375,000
First Bank, 6.750%, 5/01/2025	8,650,000	8,650,000
First Community Financial Partners, 8.625%, 9/30/2021	4,300,000	3,918,375
First Trust Corp., 7.500%, 11/20/2020	14,400,000	15,516,000
Highlands Bancorp., 8.000%, 5/16/2024	5,000,000	5,000,000
Newbridge Bancorp., 7.250%, 3/14/2024	5,000,000	5,412,500
Pacific Enterprise Banco, 8.000%, 11/24/2024	13,000,000	15,766,530
Popular, Inc., 7.000%, 7/01/2019	7,500,000	7,312,500
Presidio Bank, 8.000%, 9/30/2024	5,000,000	5,000,000
VantageSouth Bancshares, 7.625%, 8/12/2023	15,000,000	18,297,300

Total		$118,548,205

The cost basis of investments for federal income tax purposes at October 31, 2015 was as follows*:

Cost of investments	$5,345,582,962

Gross unrealized appreciation	54,956,968
Gross unrealized depreciation	(143,666,987)

Net unrealized appreciation	$(88,710,019)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Angel Oak Multi-Strategy Income Fund

Schedule of Open Futures Contracts

October 31, 2015 (Unaudited)

	Expiration	Number of	Notional	Unrealized Appreciation
Futures Contracts	Month	Contracts	Value	(Depreciation)
90 Day Euro$ Future	November 2015	(822)	$(204,775,613)	$22,811
90 Day Euro$ Future	December 2015	(822)	(204,667,725)	$(198,102)
90 Day Euro$ Future	March 2016	(822)	(204,390,300)	$(198,102)
5 Year ERIS Aged Standard Swap Future	December 2019	2,099	198,729,962	$(7,703,796)
5 Year ERIS Aged Standard Swap Future	March 2020	78	7,423,931	$(169,401)
5 Year ERIS Aged Standard Swap Future	June 2020	753	72,045,233	$(1,378,701)
5 Year ERIS Aged Standard Swap Future	September 2020	1,017	97,823,705	$(1,419,807)
5 Year ERIS Aged Standard Swap Future	December 2020	188	18,407,776	$101,267
7 Year ERIS Aged Standard Swap Future	September 2021	16	1,456,422	$(81,410)
7 Year ERIS Aged Standard Swap Future	December 2021	106	9,890,680	$(591,775)
7 Year ERIS Aged Standard Swap Future	March 2022	24	2,253,626	$(62,969)
7 Year ERIS Aged Standard Swap Future	December 2022	172	16,741,551	$94,446
10 Year ERIS Aged Standard Swap Future	June 2023	16	1,520,046	$(32,450)
10 Year ERIS Aged Standard Swap Future	September 2023	83	7,537,687	$(64,114)
10 Year ERIS Aged Standard Swap Future	December 2023	45	3,900,186	$35,240
10 Year ERIS Aged Standard Swap Future	June 2024	(44)	(3,766,440)	$183,691
10 Year ERIS Aged Standard Swap Future	September 2024	(54)	(4,657,959)	$278,775
10 Year ERIS Aged Standard Swap Future	December 2024	2,755	245,936,370	$(19,716,968)
10 Year ERIS Aged Standard Swap Future	June 2025	670	62,245,144	$(2,409,628)
10 Year ERIS Aged Standard Swap Future	September 2025	1,175	109,912,085	$(3,147,358)
10 Year ERIS Aged Standard Swap Future	December 2025	500	48,240,900	$389,059

				$(36,069,292)

Angel Oak Multi-Strategy Income Fund

Schedule of Open Reverse Repurchase Agreements

October 31, 2015 (Unaudited)

	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Value
BNP Paribas	1.295%	10/21/2015	11/20/2015	$4,940,325	$4,935,000
BNP Paribas	1.188%	10/28/2015	11/30/2015	4,137,502	4,133,000
BNP Paribas	1.188%	10/28/2015	11/30/2015	4,214,586	4,210,000
BNP Paribas	1.188%	10/28/2015	11/30/2015	8,353,089	8,344,000
BNP Paribas	1.295%	10/21/2015	11/20/2015	7,208,770	7,201,000
JP Morgan	1.120%	10/07/2015	01/07/2016	22,242,481	22,179,000
Mizuho	0.800%	10/28/2015	11/24/2015	8,848,000	8,848,000
Mizuho	0.800%	10/28/2015	11/24/2015	8,325,000	8,325,000
Mizuho	0.800%	10/28/2015	11/24/2015	8,846,305	8,841,000
Mizuho	0.800%	10/28/2015	11/24/2015	8,841,000	8,841,000
Mizuho	0.800%	10/28/2015	11/24/2015	8,905,340	8,900,000
Mizuho	0.800%	10/28/2015	11/24/2015	4,003,401	4,001,000
Mizuho	0.800%	10/28/2015	11/24/2015	8,889,000	8,889,000
Mizuho	0.800%	10/28/2015	11/24/2015	8,543,123	8,538,000
Mizuho	0.800%	10/28/2015	11/24/2015	8,918,348	8,913,000
RBC Capital Markets	1.645%	10/22/2015	01/22/2016	10,201,718	10,159,000
RBC Capital Markets	1.645%	10/22/2015	01/22/2016	12,509,000	12,509,000
RBC Capital Markets	1.677%	09/30/2015	01/06/2016	16,583,344	16,508,000
RBC Capital Markets	1.645%	10/22/2015	01/22/2016	9,326,051	9,287,000
RBC Capital Markets	1.677%	09/30/2015	01/06/2016	12,258,695	12,203,000
RBC Capital Markets	1.645%	10/22/2015	01/22/2016	12,704,000	12,704,000
RBC Capital Markets	1.677%	09/30/2015	01/06/2016	18,798,408	18,713,000
RBC Capital Markets	1.645%	10/22/2015	01/22/2016	11,871,710	11,822,000
RBC Capital Markets	1.645%	10/22/2015	01/22/2016	6,497,206	6,470,000
RBC Capital Markets	1.677%	09/30/2015	01/06/2016	10,938,698	10,889,000
RBC Capital Markets	1.645%	10/22/2015	01/22/2016	15,496,890	15,432,000
RBC Capital Markets	1.588%	06/11/2015	12/09/2015	16,580,327	16,449,000
Wells Fargo	0.946%	10/21/2015	11/20/2015	8,272,516	8,266,000

					$286,509,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in the amount equal to at least 100% of the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Angel Oak Multi-Strategy Income Fund

Credit Default Swaps on Corporate, Indices, and Sovereign-Sell Protection (a)

October 31, 2015 (Unaudited)

Reference Obligation	Implied Credit Spread at October 31, 2015 (b)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount (c)	Fair Value	Upfront Premiums Received	Unrealized Appreciation
CDX High Yield CDSI S23	1.66%	5.000%	12/20/2019	Goldman Sachs & Co.	$20,000,000	$2,653,738	$2,819,444	$151,647

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of proctection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occured for the referenced entity or obligation.
(c)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined in the terms of that particular swap agreement

Valuation Measurements (unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (“Board”). The Valuation Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports periodically to the Board. The Valuation Oversight Committee has delegated to the Pricing Committee the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. The Pricing Committee reports periodically to the Valuation Oversight Committee.

The following is a summary of the inputs used to value each Fund’s net assets as of October 31, 2015:

Flexible Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$890,117	$—	$890,117
Collateralized Debt Obligations	—	17,443,000		17,443,000
Collateralized Loan Obligations	—	216,022,371	—	216,022,371
Collateralized Mortgage Obligations	—	115,032,354	—	115,032,354
Corporate Obligations	—	58,179,428	—	58,179,428
Mortgage-Backed Securities-U.S. Government Agency Issues	—	23,435,519	—	23,435,519
Short Term Investments	12,179,000	—	—	12,179,000

Total	$12,179,000	$431,002,789	$—	$443,181,789

Other Financial Instruments
Long Futures Contracts*	$(711,719)	$—	$—	$(711,719)
Reverse Repurchase Agreements	—	(16,411,000)	—	(16,411,000)

Total	$(711,719)	$(16,411,000)	$—	$(17,122,719)

Multi-Strategy Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$426,528,477	$—	$426,528,477
Collateralized Debt Obligations	—	29,387,000	—	29,387,000
Collateralized Loan Obligations	—	796,528,219	—	796,528,219
Collateralized Mortgage Obligations	—	3,424,694,030	3,626,889	3,428,320,919
Corporate Obligations	—	190,464,894	—	190,464,894
Mortgage-Backed Securities—U.S. Government Agency Issues	—	228,764,375	—	228,764,375
Preferred Stocks	3,223,172	—	—	3,223,172
Short Term Investments	61,005,887	92,650,000	—	153,655,887

Total	64,229,059	5,189,016,995	3,626,889	5,256,872,943

Other Financial Instruments
Credit Default Swaps*	$—	$151,647	$—	$151,647
Futures Contracts*	(36,069,292)	—	—	(36,069,292)
Reverse Repurchase Agreements	—	(286,509,000)	—	(286,509,000)

Total	$(36,069,292)	$286,357,353	$—	$322,426,645

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and credit default swaps. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2015, Angel Oak Flexible Income Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation that details the transfer of securities between Level 2 and Level 3 in Angel Oak Multi-Strategy Income Fund during the reporting period.

Transfers into Level 2	$—
Transfers out of Level 2	3,626,889
Net Transfers out of Level 2	$3,626,889
Transfers into Level 3	$3,626,889
Transfers out of Level 3	—
Net Transfers into Level 3	$3,626,889

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Angel Oak Multi-Strategy Income Fund	Balance as of 01/31/2015	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2015	Net Change in Unrealized Appreciation (Depreciation) on securities held at 10/31/2015
Collateralized Mortgage Obligations	$—	$—	$—	$—	$—	$3,626,889	$—	$3,626,889	$(1,451,301)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Angel Oak Multi-Strategy Income Fund	Fair Value as of 10/31/2015	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Collateralized Mortgage Obligations	$3,626,889	Consensus Pricing	Assumptions on Default Rates, Conditional Prepayment Rates, Loss Severity, Expected Yield to Maturity	$72	Significant changes in the default rate, conditional prepayment rate, loss severity and expected yield-to-maturity assumptions would result in direect and proportional changes in the fair value of this security.

Derivative Instruments and Hedging Activities at October 31, 2015 (unaudited)

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

The Funds entered into futures and credit default swap contracts to hedge various investments for risk management.

Fair Values of Derivative Instruments in the Funds as of October 31, 2015:

Flexible Income Fund

Derivatives	Type of Derivative Risk	Asset Derivatives	Value	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized appreciation on futures contracts	$491,794	Unrealized depreciation on futures contracts	$(1,203,513)

The average monthly notional value of long and short futures contracts during the period ended October 31, 2015 was $41,209,470 and ($3,817,069), respectively.

Multi-Strategy Income Fund

Derivatives	Type of Derivative Risk	Asset Derivatives	Value	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized appreciation on futures contracts	$1,105,289	Unrealized depreciation on futures contracts	$(37,174,581)
Credit Default Swap Agreements	Credit	Unrealized appreciation on credit default swap agreements	$151,647	Unrealized depreciation on futures contracts	$—

The average monthly notional value of long futures contracts, short futures contracts, and long credit default swap agreements during the period ended October 31, 2015 was $866,170,401, ($127,664,223), and $4,000,000 respectively.

Secured Borrowings

The Funds recently adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds’ seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing their rights.

Flexible Income Fund
Reverse Repurchase Agreements and Reverse Repurchase-to-Maturity Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Loan Obligations	$—	$—	$21,558,875	$—	$21,558,875

Total	$—	$—	$21,558,875	$—	$21,558,875

Multi-Strategy Income Fund
Repurchase Agreements and Repurchase-to-Maturity Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Corporate Obligations	$—	$118,548,205	$—	$—	$118,548,205

Total	$—	$118,548,205	$—	$—	$118,548,205

Multi-Strategy Income Fund
Reverse Repurchase Agreements and Reverse Repurchase-to-Maturity Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Loan Obligations	$—	$—	$24,662,500	$—	$24,662,500
Collateralized Mortgage Obligations	—	96,821,763	201,909,860	—	298,731,623
Mortgage-Backed Securities — U.S. Governament Agency Issues	—	34,673,650	—	—	34,673,650

Total	$—	$131,495,413	$226,572,360	$—	$358,067,773

Item 2.	Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Angel Oak Funds Trust

By (Signature and Title)	/s/ Dory Black
Dory Black, President (Principal Executive Officer)

Date December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dory Black
Dory Black, President (Principal Executive Officer)

Date December 29, 2015

By (Signature and Title)*	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date December 29, 2015

*	Print the name and title of each signing officer under his or her signature.